================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               January 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................  1

SCHEDULE OF INVESTMENTS....................................................  2

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................ 47
   Security Valuation...................................................... 47
   Financial Instruments................................................... 48
   Federal Tax Cost........................................................ 48
   Recently Issued Accounting Standards.................................... 48
   Subsequent Event Evaluations............................................ 48

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

 Investment Abbreviations

    ADR      American Depositary Receipt
    GNMA     Government National Mortgage Association
    GDR      Global Depositary Receipt
    P.L.C.   Public Limited Company

 Investment Footnotes

    +        See Security Valuation Note within the Notes to Schedules of
             Investments.
    ++       Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedules of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from Securities on Loan.
    ^^       See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
    --       Amounts designated as -- are either zero or rounded to zero.
    (S)      Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                              SHARES     VALUE++
                                                            ---------- ------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (6.9%)
    All America Latina Logistica SA........................  1,162,646 $  3,162,515
  * Banco ABC Brasil SA....................................     27,780      137,332
    Banco Alfa de Investimento SA..........................     82,400      225,697
    Banco do Brasil SA.....................................  7,792,973   67,032,633
    Banco Santander Brasil SA..............................  3,384,326   15,757,962
  # Banco Santander Brasil SA ADR.......................... 18,012,780   82,318,405
    Bematech SA............................................    770,300    2,611,207
  * BHG SA - Brazil Hospitality Group......................    253,714    1,324,169
    BM&FBovespa SA......................................... 22,929,887   90,471,609
    BR Malls Participacoes SA..............................    779,797    4,892,001
    BrasilAgro - Co. Brasileira de Propriedades Agricolas..     36,700      119,308
 #* Braskem SA Sponsored ADR...............................    512,500    7,764,375
  * Brookfield Incorporacoes SA............................  7,174,000    3,934,901
    Cia Providencia Industria e Comercio SA................    359,200    1,219,331
  * CR2 Empreendimentos Imobiliarios SA....................     99,200      148,046
    Cremer SA..............................................    214,270    1,310,783
    Eternit SA.............................................    200,001      662,422
    Even Construtora e Incorporadora SA....................  5,250,239   15,552,086
  * Fertilizantes Heringer SA..............................    274,800      748,466
  * Fibria Celulose SA.....................................  2,318,800   25,818,108
 #* Fibria Celulose SA Sponsored ADR.......................  4,125,623   46,083,209
    Forjas Taurus SA.......................................    215,956      198,523
    Gafisa SA..............................................  3,259,978    4,139,230
  # Gafisa SA ADR..........................................  3,374,767    8,605,656
  * General Shopping Brasil SA.............................    151,730      447,346
    Gerdau SA..............................................  2,028,863   11,856,791
  # Gerdau SA Sponsored ADR................................ 15,865,112  111,849,040
    Grendene SA............................................    396,704    2,622,911
    Hypermarcas SA.........................................  1,679,546   10,555,495
  * Industrias Romi SA.....................................    635,500    1,329,069
    JBS SA................................................. 18,225,440   63,556,869
    JHSF Participacoes SA..................................    613,927    1,019,763
    Kepler Weber SA........................................     70,587    1,080,187
  * Log-in Logistica Intermodal SA.........................    782,200    2,692,876
    Magnesita Refratarios SA...............................  3,331,666    7,213,127
  * Marfrig Alimentos SA...................................  5,057,848    8,696,629
  * MMX Mineracao e Metalicos SA...........................    287,383      440,282
    MRV Engenharia e Participacoes SA......................  4,405,953   14,998,864
  * Paranapanema SA........................................  4,413,043    7,672,304
  * PDG Realty SA Empreendimentos e Participacoes.......... 31,849,819   21,957,073
    Petroleo Brasileiro SA.................................  6,386,835   36,020,527
  # Petroleo Brasileiro SA ADR............................. 20,410,443  228,801,066
  # Petroleo Brasileiro SA Sponsored ADR................... 22,111,474  263,126,541
  * Plascar Participacoes Industriais SA...................     11,755        2,004
    Positivo Informatica SA................................    671,026      851,883
    Profarma Distribuidora de Produtos Farmaceuticos SA....    323,225    2,072,559
    QGEP Participacoes SA..................................    206,700      759,320
    Rodobens Negocios Imobiliarios SA......................    366,316    1,596,566
  * Rossi Residencial SA................................... 10,825,995    8,677,219
    Sao Carlos Empreendimentos e Participacoes SA..........     67,300      975,870
    Sao Martinho SA........................................    521,663    5,342,148

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES        VALUE++
                                                        ------------- --------------
BRAZIL -- (Continued)
    SLC Agricola SA....................................     1,034,591 $    7,706,303
  * Springs Global Participacoes SA....................     1,522,300        897,670
    Sul America SA.....................................       220,790      1,212,602
  * T4F Entretenimento SA..............................        40,500         84,924
  * Tecnisa SA.........................................       861,104      2,765,920
    Tereos Internacional SA............................       568,672        499,993
    TPI - Triunfo Participacoes e Investimentos SA.....       338,100      1,315,101
    Trisul SA..........................................        95,461        131,481
  * Usinas Siderurgicas de Minas Gerais SA.............     2,197,000     10,234,041
    Vale SA............................................       315,121      4,282,198
  # Vale SA Sponsored ADR(91912E105)...................     3,179,020     43,234,672
    Vale SA Sponsored ADR(91912E204)...................       446,182      5,479,115
  * Vanguarda Agro SA..................................     4,116,979      5,483,261
    Via Varejo SA......................................       170,924        475,959
  * Viver Incorporadora e Construtora SA...............     2,327,892        202,435
                                                                      --------------
TOTAL BRAZIL...........................................                1,284,457,978
                                                                      --------------
CHILE -- (1.3%)
    Cementos BIO BIO SA................................       665,307        616,859
    Cencosud SA........................................       976,848      2,758,209
    Cencosud SA ADR....................................         8,069         68,264
    Cia General de Electricidad SA.....................     1,301,777      5,899,134
  * Cia Sud Americana de Vapores SA....................    57,702,158      2,363,840
    Cintac SA..........................................       155,202         33,522
    Corpbanca SA....................................... 1,137,122,867     12,476,028
    Cristalerias de Chile SA...........................       264,624      2,049,638
    Cruz Blanca Salud SA...............................       403,391        347,261
  * CTI SA.............................................         5,615         11,571
    Embotelladora Andina SA Class A ADR................        19,478        356,447
    Empresas CMPC SA...................................    20,984,731     45,328,107
    Empresas COPEC SA..................................     2,025,010     23,055,540
    Empresas Hites SA..................................     1,509,955        895,034
    Empresas Iansa SA..................................    49,008,058      1,434,636
  * Empresas La Polar SA...............................       137,636         12,142
    Enersis SA.........................................    82,558,367     21,743,204
    Enersis SA Sponsored ADR...........................     5,733,186     76,079,378
    Gasco SA...........................................       158,415      1,384,794
    Grupo Security SA..................................     1,143,589        377,089
    Inversiones Aguas Metropolitanas SA................     6,055,897      9,782,174
    Invexans SA........................................    64,223,012      1,150,995
    Latam Airlines Group SA............................       565,275      7,846,701
  # Latam Airlines Group SA Sponsored ADR..............       356,489      4,955,197
  * Madeco SA..........................................    64,223,012        368,251
    Masisa SA..........................................    43,371,870      2,096,261
    Parque Arauco SA...................................       167,834        286,549
    PAZ Corp. SA.......................................     1,985,765        946,695
    Ripley Corp. SA....................................    11,784,900      6,602,717
    Salfacorp SA.......................................     2,248,527      1,925,248
    Sociedad Matriz SAAM SA............................    51,571,533      4,230,625
    Sociedad Quimica y Minera de Chile SA Class A......        27,840        912,807
    Socovesa SA........................................     5,770,951      1,192,037
    Soquimich Comercial SA.............................       189,354         31,618
    Vina Concha y Toro SA..............................     1,559,467      2,831,827

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- ------------
CHILE -- (Continued)
  # Vina Concha y Toro SA Sponsored ADR..................       2,846 $    103,239
    Vina San Pedro Tarapaca SA...........................  57,038,434      323,670
                                                                      ------------
TOTAL CHILE..........................................................  242,877,308
                                                                      ------------
CHINA -- (14.0%)
    361 Degrees International, Ltd.......................   6,803,000    1,765,985
    Agile Property Holdings, Ltd.........................  18,252,000   16,715,468
    Agricultural Bank of China, Ltd. Class H............. 255,464,000  111,522,286
    Air China, Ltd. Class H..............................   3,578,000    2,330,072
 #* Aluminum Corp. of China, Ltd. ADR....................     267,643    2,371,317
 #* Aluminum Corp. of China, Ltd. Class H................  11,992,000    4,266,287
    AMVIG Holdings, Ltd..................................   5,605,100    2,274,772
 #* Angang Steel Co., Ltd. Class H.......................  16,143,640   10,291,339
    Anhui Tianda Oil Pipe Co., Ltd.......................   2,847,412      464,643
  # Asia Cement China Holdings Corp......................   7,821,500    5,012,611
    Asian Citrus Holdings, Ltd...........................   7,229,000    1,909,255
  * Ausnutria Dairy Corp., Ltd...........................     268,000        9,458
  * AVIC International Holding HK, Ltd...................  19,134,285      774,000
  * AVIC International Holdings, Ltd.....................   2,526,000      972,070
    Bank of China, Ltd. Class H.......................... 928,956,331  392,093,924
    Bank of Communications Co., Ltd. Class H............. 108,280,574   70,194,146
    Baoye Group Co., Ltd. Class H........................   2,117,120    1,345,253
    BBMG Corp. Class H...................................   3,594,000    2,819,831
    Beijing Capital International Airport Co., Ltd.
      Class H............................................  24,271,599   18,470,700
  # Beijing Capital Land, Ltd. Class H...................  18,113,060    6,174,853
    Beijing Enterprises Holdings, Ltd....................   5,144,500   43,364,736
    Beijing Jingkelong Co., Ltd. Class H.................     461,000      138,202
  # Beijing North Star Co., Ltd. Class H.................   8,382,000    1,765,179
    Boer Power Holdings, Ltd.............................   1,030,000    1,071,083
 #* BYD Electronic International Co., Ltd................  13,059,136    6,427,471
    C C Land Holdings, Ltd...............................  20,944,286    4,521,916
    Carrianna Group Holdings Co., Ltd....................   3,394,391      862,815
    Central China Real Estate, Ltd.......................   8,003,350    2,358,398
    Changshouhua Food Co., Ltd...........................     225,000      268,982
 #* Chaoda Modern Agriculture Holdings, Ltd..............  37,445,412    3,744,541
    Chaowei Power Holdings, Ltd..........................      80,000       40,961
  * Chigo Holding, Ltd...................................  49,744,000    1,211,154
    China Aerospace International Holdings, Ltd..........  32,830,000    3,342,420
    China Agri-Industries Holdings, Ltd..................  30,816,500   13,611,948
    China Aoyuan Property Group, Ltd.....................  15,221,000    3,020,443
  # China Automation Group, Ltd..........................   6,821,000    1,407,517
    China BlueChemical, Ltd..............................   3,450,878    1,896,446
  * China Chengtong Development Group, Ltd...............   4,696,000      158,576
    China CITIC Bank Corp., Ltd. Class H................. 110,618,716   52,918,969
  # China Coal Energy Co., Ltd. Class H..................  59,479,000   29,763,372
    China Communications Construction Co., Ltd. Class H..  65,083,327   47,362,686
    China Communications Services Corp., Ltd. Class H....  28,699,071   15,507,849
    China Construction Bank Corp. Class H................ 281,910,940  195,292,662
 #* China COSCO Holdings Co., Ltd. Class H...............  31,263,500   13,173,387
  # China Dongxiang Group Co.............................  46,914,127    9,127,794
  * China Dredging Environment Protection Holdings,
      Ltd................................................     124,000       44,426
  * China Energine International Holdings, Ltd...........   5,534,390      564,234
    China Everbright, Ltd................................  12,195,869   16,582,926

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- ------------
CHINA -- (Continued)
    China Fiber Optic Network System Group, Ltd.........     736,000 $    171,572
  * China Glass Holdings, Ltd...........................   9,128,000      949,821
  * China Green Holdings, Ltd...........................   6,801,800      590,412
 #* China Haidian Holdings, Ltd.........................  22,761,108    2,191,493
  * China High Precision Automation Group, Ltd..........     429,000       67,413
 #* China High Speed Transmission Equipment Group Co.,
      Ltd...............................................  17,215,000   10,416,514
    China Hongqiao Group, Ltd...........................     330,000      206,700
  * China Huiyuan Juice Group, Ltd......................   8,037,983    4,585,269
  # China ITS Holdings Co., Ltd.........................   7,630,000    1,606,294
  # China Lumena New Materials Corp.....................  53,360,000    9,398,509
    China Merchants Bank Co., Ltd. Class H..............   2,470,096    4,350,868
    China Merchants Holdings International Co., Ltd.....   8,372,279   28,597,968
 #* China Metal Recycling Holdings, Ltd.................   3,259,800    1,979,695
 #* China Mining Resources Group, Ltd...................  22,647,100      181,071
  # China Minsheng Banking Corp., Ltd. Class H..........  50,567,500   49,379,387
    China National Building Material Co., Ltd. Class H..  11,150,000   10,705,320
  # China National Materials Co., Ltd...................  14,631,000    2,819,350
 #* China New Town Development Co., Ltd.................  19,348,022    1,471,397
  * China Nickel Resources Holdings Co., Ltd............   5,020,000      210,494
  * China Oriental Group Co., Ltd.......................      26,000        4,318
  # China Petroleum & Chemical Corp. ADR................   1,276,753  100,646,423
    China Petroleum & Chemical Corp. Class H............ 198,003,575  156,148,637
 #* China Precious Metal Resources Holdings Co., Ltd....   7,502,000    1,102,132
  * China Properties Group, Ltd.........................   7,347,000    1,784,676
    China Qinfa Group, Ltd..............................   6,458,000      473,797
  # China Railway Construction Corp., Ltd. Class H......  29,836,014   25,006,121
  # China Railway Group, Ltd. Class H...................   4,402,000    1,945,461
 #* China Rare Earth Holdings, Ltd......................  20,151,000    2,739,670
 #* China Rongsheng Heavy Industries Group Holdings,
      Ltd...............................................  23,473,500    4,109,565
    China SCE Property Holdings, Ltd....................   1,771,000      390,639
    China Shanshui Cement Group, Ltd....................   3,662,000    1,207,036
 #* China Shipping Container Lines Co., Ltd. Class H....  56,393,700   13,264,831
 #* China Shipping Development Co., Ltd. Class H........  13,923,488    8,353,047
  # China South City Holdings, Ltd......................  13,892,462    7,139,006
  # China Southern Airlines Co., Ltd. Class H...........  20,688,000    7,160,852
    China Starch Holdings, Ltd..........................  18,995,000      553,272
  * China Sunshine Paper Holdings Co., Ltd..............     436,500       39,171
    China Taifeng Beddings Holdings, Ltd................     640,000      130,721
    China Tianyi Holdings, Ltd..........................     988,000      148,360
  * China Tontine Wines Group, Ltd......................   7,714,000      331,412
    China Travel International Inv HK...................  52,275,631    9,963,659
    China Unicom Hong Kong, Ltd.........................   4,822,000    6,275,125
  # China Unicom Hong Kong, Ltd. ADR....................   7,316,862   95,411,880
  * China Vanadium Titano - Magnetite Mining Co., Ltd...  14,828,000    1,889,479
  * China WindPower Group, Ltd..........................   2,910,000      281,001
 #* China Yurun Food Group, Ltd.........................  10,128,000    5,961,777
  * China ZhengTong Auto Services Holdings, Ltd.........     947,000      573,651
 #* China Zhongwang Holdings, Ltd.......................  20,874,954    6,175,779
  * Chongqing Iron & Steel Co., Ltd. Class H............   6,356,000      895,867
  # Chongqing Machinery & Electric Co., Ltd. Class H....  18,992,000    2,224,511
  # Chongqing Rural Commercial Bank Class H.............   6,533,000    2,764,499
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................   5,728,000    1,732,768
  # CITIC Pacific, Ltd..................................  17,055,000   21,318,891

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES      VALUE++
                                                            ----------- -----------
CHINA -- (Continued)
 #* CITIC Resources Holdings, Ltd..........................  42,880,000 $ 5,245,860
    Clear Media, Ltd.......................................     666,000     612,601
  * Coastal Greenland, Ltd.................................   2,202,000      98,408
 #* Comba Telecom Systems Holdings, Ltd....................   4,323,500   1,478,324
 #* Comtec Solar Systems Group, Ltd........................   6,346,000   1,152,541
  # Cosco International Holdings, Ltd......................  10,104,000   4,031,438
    COSCO Pacific, Ltd.....................................  22,578,620  28,977,669
    Country Garden Holdings Co., Ltd.......................     641,533     348,891
    CPMC Holdings, Ltd.....................................     129,000      99,591
    CSPC Pharmaceutical Group, Ltd.........................   6,936,000   5,795,393
    Da Ming International Holdings, Ltd....................      32,000       6,664
  * DaChan Food Asia, Ltd..................................   3,297,000     395,563
    Dalian Port PDA Co., Ltd. Class H......................  14,226,000   3,117,234
    Dongyue Group, Ltd.....................................     763,000     270,495
 #* Dynasty Fine Wines Group, Ltd..........................   9,228,600     320,941
    Embry Holdings, Ltd....................................     544,000     353,215
    EVA Precision Industrial Holdings, Ltd.................   1,884,000     234,411
  # Evergrande Real Estate Group, Ltd......................  27,726,000  11,092,082
    Evergreen International Holdings, Ltd..................   1,628,000     273,549
    Fantasia Holdings Group Co., Ltd.......................  10,561,015   1,787,955
  # Fosun International, Ltd...............................  14,695,744  15,762,500
    Franshion Properties China, Ltd........................  44,364,580  14,194,448
  * FU JI Food and Catering Services Holdings, Ltd.........       7,500       1,470
    Fufeng Group, Ltd......................................   2,658,000   1,036,930
  * Global Bio-Chem Technology Group Co., Ltd..............  33,872,360   2,361,511
  * Global Sweeteners Holdings, Ltd........................  10,292,350     627,456
 #* Glorious Property Holdings, Ltd........................  41,022,000   6,612,749
    Goldbond Group Holdings, Ltd...........................     960,000      51,059
  # Golden Meditech Holdings, Ltd..........................  18,146,319   1,636,298
  # Goldlion Holdings, Ltd.................................   1,298,000     608,781
  # GOME Electrical Appliances Holding, Ltd................  77,549,000  13,341,349
  * Great Wall Technology Co., Ltd. Class H................   7,550,035   2,960,340
    Greenland Hong Kong Holdings, Ltd......................   3,730,575   2,061,695
  # Greentown China Holdings, Ltd..........................   7,954,591  11,295,236
  # Guangdong Land Holdings, Ltd...........................   2,092,000     397,970
  # Guangshen Railway Co., Ltd. Class H....................     888,000     386,662
  # Guangshen Railway Co., Ltd. Sponsored ADR..............     426,392   8,996,871
    Guangzhou Automobile Group Co., Ltd. Class H...........  23,845,572  23,876,872
    Guangzhou R&F Properties Co., Ltd......................  11,351,914  15,119,715
    Hainan Meilan International Airport Co., Ltd. Class H..   1,989,000   1,765,531
 #* Hanergy Solar Group, Ltd...............................  36,580,000   5,204,440
  # Harbin Electric Co., Ltd. Class H......................  11,119,474   6,187,055
  * Heng Tai Consumables Group, Ltd........................  69,965,195   1,495,450
 #* Hidili Industry International Development, Ltd.........  18,872,000   2,389,195
 #* HKC Holdings, Ltd......................................  40,848,878   1,301,936
    Hopefluent Group Holdings, Ltd.........................      48,000      18,503
 #* Hopson Development Holdings, Ltd.......................  11,352,000  10,594,242
  # Hua Han Bio-Pharmaceutical Holdings, Ltd...............  18,785,429   4,380,566
  * Huscoke Resources Holdings, Ltd........................   1,742,000      15,819
    Hutchison Harbour Ring, Ltd............................   7,032,000     568,566
    Industrial & Commercial Bank of China, Ltd. Class H.... 148,536,996  91,772,285
    Inspur International, Ltd..............................   6,745,343   1,373,094
    Jiangxi Copper Co., Ltd. Class H.......................     994,000   1,789,103

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              SHARES      VALUE++
                                                            ----------- -----------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H......................      50,000 $    39,092
  # Ju Teng International Holdings, Ltd....................  11,466,249   7,600,765
  * Kai Yuan Holdings, Ltd.................................  63,040,000   1,445,516
 #* Kaisa Group Holdings, Ltd..............................  21,380,632   6,345,097
  * Kasen International Holdings, Ltd......................   1,885,000     334,853
    Kingboard Chemical Holdings, Ltd.......................   9,260,845  20,720,610
    Kingboard Laminates Holdings, Ltd......................   7,016,500   2,613,483
    KWG Property Holding, Ltd..............................  20,557,000  10,740,377
    Lai Fung Holdings, Ltd.................................  56,830,560   1,417,177
    Lee & Man Paper Manufacturing, Ltd.....................   7,674,000   5,128,531
  * Li Ning Co., Ltd.......................................     877,000     702,230
  # Lianhua Supermarket Holdings Co., Ltd. Class H.........     101,000      58,919
    Lijun International Pharmaceutical Holding Co., Ltd....     130,055      42,469
    Lingbao Gold Co., Ltd. Class H.........................   4,154,000     744,959
  * LK Technology Holdings, Ltd............................     112,500      14,016
  * Lonking Holdings, Ltd..................................   9,166,000   1,839,572
  * Loudong General Nice Resources China Holdings, Ltd.....  21,592,800   1,413,600
 #* Maanshan Iron & Steel Class H..........................  25,898,000   6,298,900
    Maoye International Holdings, Ltd......................   7,512,000   1,139,722
 #* Metallurgical Corp. of China, Ltd. Class H.............  24,393,659   4,305,064
  # MIE Holdings Corp......................................   1,058,000     187,154
    MIN XIN Holdings, Ltd..................................   1,654,000     859,142
  * Mingfa Group International Co., Ltd....................      34,000       8,919
  # Minmetals Land, Ltd....................................  20,055,205   2,457,363
    Minth Group, Ltd.......................................   3,320,000   6,515,770
 #* MMG, Ltd...............................................   3,200,000     658,338
  * Nan Hai Corp., Ltd.....................................  25,150,000     187,749
  # New World China Land, Ltd..............................  25,154,600  13,249,843
    New World Department Store China, Ltd..................     565,000     286,868
  # Nine Dragons Paper Holdings, Ltd.......................  19,937,000  17,079,277
    O-Net Communications Group, Ltd........................   3,619,000   1,128,628
    Overseas Chinese Town Asia Holdings, Ltd...............     164,000      65,279
  # Parkson Retail Group, Ltd..............................     974,500     296,542
  # Peak Sport Products Co., Ltd...........................  10,288,000   2,717,243
  * PetroAsian Energy Holdings, Ltd........................   3,626,084      59,459
    Poly Property Group Co., Ltd...........................  31,419,488  14,974,228
  * Pou Sheng International Holdings, Ltd..................   9,813,529     443,423
  # Powerlong Real Estate Holdings, Ltd....................  10,383,000   1,988,654
  * Prosperity International Holdings HK, Ltd..............  19,500,000     712,765
    Qingling Motors Co., Ltd. Class H......................  12,058,000   3,346,938
    Qunxing Paper Holdings Co., Ltd........................   5,020,071   1,304,838
  * Real Gold Mining, Ltd..................................   3,137,500     106,283
  # Real Nutriceutical Group, Ltd..........................  11,046,000   2,367,766
    Regent Manner International Holdings, Ltd..............     738,000     119,215
  * Renhe Commercial Holdings Co., Ltd.....................  44,016,000   2,161,574
  # REXLot Holdings, Ltd...................................  90,491,621  14,236,911
    Royale Furniture Holdings, Ltd.........................   2,000,007      86,456
    Samson Holding, Ltd....................................   7,831,452   1,130,748
    Sany Heavy Equipment International Holdings Co., Ltd...   1,121,000     291,769
  * Semiconductor Manufacturing International Corp......... 173,313,000  17,563,930
 #* Semiconductor Manufacturing International Corp. ADR....   1,331,701   6,551,969
  # Shandong Chenming Paper Holdings, Ltd. Class H.........   4,180,318   1,761,321
    Shanghai Industrial Holdings, Ltd......................   8,464,918  28,207,014

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
CHINA -- (Continued)
 #* Shanghai Industrial Urban Development Group, Ltd....  12,338,000 $ 2,676,981
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................  17,228,000   5,266,339
    Shanghai Prime Machinery Co., Ltd. Class H..........   7,700,000   1,059,809
  * Shanghai Zendai Property, Ltd.......................  19,155,000     317,985
    Shengli Oil & Gas Pipe Holdings, Ltd................   9,946,500     556,180
    Shenzhen International Holdings, Ltd................ 114,256,069  14,689,435
    Shenzhen Investment, Ltd............................  40,044,234  14,284,962
  # Shimao Property Holdings, Ltd.......................  22,765,535  49,666,693
  * Shougang Concord International Enterprises Co.,
      Ltd...............................................  81,758,208   4,043,018
  # Shougang Fushan Resources Group, Ltd................  43,564,594  11,897,963
    Shui On Land, Ltd...................................  58,000,803  18,481,785
  * Sijia Group Co......................................   1,152,649      38,155
    Silver Grant International..........................  20,310,804   2,630,207
  * SIM Technology Group, Ltd...........................   9,345,000     450,003
  * Sino Oil And Gas Holdings, Ltd......................  81,430,000   2,098,146
  # Sino-Ocean Land Holdings, Ltd.......................  44,097,713  23,808,210
  # Sinofert Holdings, Ltd..............................  33,002,000   4,847,325
  * Sinolink Worldwide Holdings, Ltd....................  16,942,508   1,591,140
    Sinopec Kantons Holdings, Ltd.......................   7,611,010   8,861,463
    Sinotrans Shipping, Ltd.............................  16,063,416   5,253,251
    Sinotrans, Ltd. Class H.............................  24,472,000  10,098,528
  # Sinotruk Hong Kong, Ltd.............................   9,113,335   4,666,662
  # Skyworth Digital Holdings, Ltd......................  30,901,796  16,898,735
  * SMI Corp., Ltd......................................  11,728,000     393,070
  # SOHO China, Ltd.....................................  29,586,388  23,546,421
  * Solargiga Energy Holdings, Ltd......................   8,770,486     440,534
  * Sparkle Roll Group, Ltd.............................     600,000      47,832
  * SRE Group, Ltd......................................  41,222,285   1,244,670
    Sunac China Holdings, Ltd...........................     835,000     500,327
    TCC International Holdings, Ltd.....................  14,035,056   7,014,430
  * TCL Communication Technology Holdings, Ltd..........     284,392     305,944
    TCL Multimedia Technology Holdings, Ltd.............   7,636,200   3,538,779
    Texhong Textile Group, Ltd..........................     653,000     729,089
    Tian An China Investment............................   7,019,000   6,143,766
    Tian Shan Development Holding, Ltd..................     806,000     280,348
  # Tiangong International Co., Ltd.....................  15,623,944   4,220,286
    Tianjin Port Development Holdings, Ltd..............  13,033,657   1,875,544
  # Tianneng Power International, Ltd...................   3,326,280   1,473,722
    Tomson Group, Ltd...................................   2,979,206     864,262
  * Tonly Electronics Holdings, Ltd.....................     760,220     601,471
  # TPV Technology, Ltd.................................  10,594,496   2,194,666
    Travelsky Technology, Ltd. Class H..................  16,223,500  17,080,653
  * Trony Solar Holdings Co., Ltd.......................   8,775,000     133,369
    Truly International Holdings, Ltd...................  15,859,500   8,734,334
 #* VODone, Ltd.........................................  34,110,000   6,358,911
    Wasion Group Holdings, Ltd..........................   5,697,291   3,436,405
    Weiqiao Textile Co. Class H.........................   7,549,500   4,058,405
    West China Cement, Ltd..............................  27,984,000   3,277,993
 #* Winsway Coking Coal Holdings, Ltd...................   1,201,000      64,196
    Xiamen International Port Co., Ltd. Class H.........  15,252,000   2,010,346
    Xingda International Holdings, Ltd..................  10,726,000   5,846,116
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................   4,837,000   2,736,169
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................     207,800     221,082

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES      VALUE++
                                                           ---------- --------------
CHINA -- (Continued)
 #* Xinjiang Xinxin Mining Industry Co., Ltd. Class H..... 10,075,000 $    1,482,026
    Xiwang Property Holdings Co., Ltd.....................  9,790,736        858,913
    XTEP International Holdings...........................  2,322,000      1,167,096
 #* Yanchang Petroleum International, Ltd................. 46,150,000      2,524,661
    Yantai North Andre Juice Co. Class H..................    199,000         56,052
  # Yanzhou Coal Mining Co., Ltd. Class H.................  4,936,000      3,695,586
  # Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........     15,500        115,320
    Yip's Chemical Holdings, Ltd..........................    438,000        357,619
    Youyuan International Holdings, Ltd...................    148,229         40,681
    Yuanda China Holdings, Ltd............................    298,000         23,445
    Yuexiu Property Co., Ltd.............................. 75,308,170     15,390,063
    Yuzhou Properties Co..................................  1,997,960        436,903
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H.............................................    252,800        149,935
  * Zhong An Real Estate, Ltd.............................  4,970,800        849,463
  # Zoomlion Heavy Industry Science and Technology Co.,
      Ltd.................................................  1,614,000      1,314,931
                                                                      --------------
TOTAL CHINA..........................................................  2,613,312,603
                                                                      --------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA....................................     13,287        174,662
    Cementos Argos SA.....................................    599,201      2,475,957
  * Fabricato SA.......................................... 12,570,118         89,478
    Grupo de Inversiones Suramericana SA..................    621,306      9,461,708
    Grupo Nutresa SA......................................    359,132      4,204,281
    Mineros SA............................................     15,094         23,548
                                                                      --------------
TOTAL COLOMBIA.......................................................     16,429,634
                                                                      --------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S...............................................    272,516      6,888,534
    Pegas Nonwovens SA....................................    135,370      3,981,197
    Telefonica Czech Republic A.S.........................    518,271      7,524,667
  * Unipetrol A.S.........................................  1,424,029     10,694,488
                                                                      --------------
TOTAL CZECH REPUBLIC.................................................     29,088,886
                                                                      --------------
GREECE -- (0.1%)
  * Alpha Bank AE.........................................  4,193,050      3,803,539
    Bank of Greece........................................     26,487        536,754
  * Ellaktor SA...........................................    602,983      2,741,177
  * Elval - Hellenic Aluminium Industry SA................      6,459         15,485
  * GEK Terna Holding Real Estate Construction SA.........    513,118      2,313,335
  * Intracom Holdings SA..................................  1,482,317      1,242,131
    Intralot SA-Integrated Lottery Systems & Services.....     18,845         49,717
  * J&P-Avax SA...........................................      7,797         17,595
  * Mytilineos Holdings SA................................     98,923        776,462
  * Piraeus Bank SA.......................................  1,248,896      2,944,809
  * Sidenor Steel Products Manufacturing Co. SA...........      5,833         12,657
  * Titan Cement Co. SA...................................      4,070        109,368
                                                                      --------------
TOTAL GREECE.........................................................     14,563,029
                                                                      --------------
HUNGARY -- (0.5%)
  * Danubius Hotel and SpA P.L.C..........................    111,200      2,785,665
  * FHB Mortgage Bank P.L.C...............................      2,790          7,948
    MOL Hungarian Oil and Gas P.L.C.......................     83,141      5,088,429

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
HUNGARY -- (Continued)
  # OTP Bank P.L.C.......................................  4,107,804 $75,184,941
  * PannErgy.............................................    119,850     173,874
 #* Tisza Chemical Group P.L.C...........................    235,486   3,656,700
                                                                     -----------
TOTAL HUNGARY                                                         86,897,557
                                                                     -----------
INDIA -- (6.3%)
    Aban Offshore, Ltd...................................    217,878   1,563,976
  * ABG Shipyard, Ltd....................................    283,785   1,338,616
    Adani Enterprises, Ltd...............................  2,960,292  11,289,319
    Aditya Birla Nuvo, Ltd...............................    595,850  10,483,318
    Ajmera Realty & Infra India, Ltd.....................      2,214       1,842
    Akzo Nobel India, Ltd................................     37,121     460,795
    Alembic Pharmaceuticals, Ltd.........................    346,538   1,223,707
    Allahabad Bank.......................................  2,114,906   2,695,577
    Alok Industries, Ltd................................. 10,204,534   1,130,156
    Amtek Auto, Ltd......................................  1,215,827   1,255,916
    Amtek India, Ltd.....................................    285,945     256,735
  * Anant Raj, Ltd.......................................  1,954,588   1,580,007
    Andhra Bank..........................................  2,676,709   2,459,239
    Apollo Hospitals Enterprise, Ltd.....................     40,474     610,908
    Apollo Tyres, Ltd....................................  3,385,454   6,113,105
    Arvind, Ltd..........................................  3,748,118   8,888,996
    Ashok Leyland, Ltd................................... 20,205,663   5,321,748
    Asian Hotels East, Ltd...............................      1,050       2,168
    Atul, Ltd............................................     13,438      87,587
    Aurobindo Pharma, Ltd................................    192,282   1,445,871
    Axis Bank, Ltd.......................................    137,259   2,461,187
    Bajaj Finance, Ltd...................................     95,610   2,345,975
    Bajaj Finserv, Ltd...................................     45,963     498,230
    Bajaj Hindusthan, Ltd................................  2,732,248     533,329
    Bajaj Holdings and Investment, Ltd...................    384,924   5,643,427
    Ballarpur Industries, Ltd............................  4,000,857     760,634
    Balmer Lawrie & Co., Ltd.............................    120,671     579,722
    Balrampur Chini Mills, Ltd...........................  2,524,982   1,501,092
    Bank of Baroda.......................................  1,430,578  12,573,938
    Bank of India........................................  2,100,856   6,433,467
    Bank Of Maharashtra..................................  1,498,465     833,063
    BEML, Ltd............................................    112,246     340,722
    BGR Energy Systems, Ltd..............................     82,794     138,728
    Bharat Electronics, Ltd..............................     10,591     156,670
    Bharat Heavy Electricals, Ltd........................  4,554,208  12,511,652
    Bhushan Steel, Ltd...................................  1,127,438   8,381,273
    Birla Corp., Ltd.....................................    131,129     496,802
    Bombay Burmah Trading Co.............................      1,746       2,735
    Bombay Dyeing & Manufacturing Co., Ltd...............  1,441,969   1,291,269
  * Bombay Rayon Fashions, Ltd...........................     23,352      69,104
    Brigade Enterprises, Ltd.............................     10,795      10,195
    Cairn India, Ltd.....................................  7,356,472  37,987,683
    Canara Bank..........................................  1,809,669   6,407,579
    Capital First, Ltd...................................    260,446     537,812
    Central Bank Of India................................  3,187,732   2,328,525
    Century Textiles & Industries, Ltd...................    909,274   4,298,031
    Chambal Fertilizers & Chemicals, Ltd.................  2,006,508   1,234,907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    City Union Bank, Ltd................................. 1,450,289 $ 1,135,326
    Claris Lifesciences, Ltd.............................    86,438     248,775
    Coromandel International, Ltd........................    10,436      33,316
    Corp. Bank...........................................   436,134   1,723,600
    Cox & Kings, Ltd.....................................   271,316     602,442
  * Cranes Software International, Ltd...................   114,443       8,515
    Crompton Greaves, Ltd................................   196,049     361,067
    Dalmia Bharat, Ltd...................................   159,852     434,275
  * DB Realty, Ltd....................................... 1,426,693   1,201,405
  * DCB Bank, Ltd........................................ 2,874,325   2,331,898
    DCM Shriram Consolidated.............................   216,498     191,436
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   424,886     737,988
  * DEN Networks, Ltd....................................    41,691     100,436
    Dena Bank............................................ 1,561,279   1,342,662
    Dewan Housing Finance Corp., Ltd.....................   115,020     389,726
    DLF, Ltd............................................. 8,418,554  18,496,554
    Dredging Corp. Of India, Ltd.........................    63,125     226,919
    Edelweiss Financial Services, Ltd.................... 1,091,035     478,472
  * Educomp Solutions, Ltd...............................   702,441     265,058
    Eicher Motors, Ltd...................................    19,473   1,449,607
    EID Parry India, Ltd.................................   818,733   1,637,572
    EIH, Ltd.............................................   877,249     789,995
  * Elder Pharmaceuticals, Ltd...........................   109,689     345,152
    Electrosteel Castings, Ltd...........................   692,702     144,284
  * Era Infra Engineering, Ltd........................... 1,059,075     241,822
    Eros International Media, Ltd........................   120,881     282,595
    Escorts, Ltd......................................... 1,425,781   2,828,086
    Ess Dee Aluminium, Ltd...............................    42,453     436,321
  * Essar Oil, Ltd....................................... 1,348,201     965,132
    Essar Ports, Ltd.....................................   667,039     589,124
  * Essar Shipping, Ltd..................................   241,588      65,657
    Essel Propack, Ltd...................................   724,110     590,781
    Federal Bank, Ltd.................................... 9,157,930  11,578,744
  * Federal-Mogul Goetze India, Ltd......................     3,731      11,191
    Financial Technologies India, Ltd....................    63,435     274,007
    Finolex Cables, Ltd..................................   581,615     786,552
    Finolex Industries, Ltd..............................   695,629   1,713,394
  * Firstsource Solutions, Ltd...........................   774,401     302,767
  * Fortis Healthcare, Ltd............................... 1,405,155   2,258,053
  * Future Consumer Enterprise, Ltd......................   145,968      12,157
  * Future Lifestyle Fashions, Ltd.......................     4,709       4,759
    GAIL India, Ltd...................................... 1,241,824   7,140,148
  * Gammon India, Ltd....................................   162,933      33,808
    Gateway Distriparks, Ltd.............................   231,605     463,287
  * Gitanjali Gems, Ltd..................................   405,156     405,987
    Godrej Properties, Ltd...............................    40,754     105,412
    Graphite India, Ltd..................................   586,551     646,889
    Grasim Industries, Ltd...............................    15,142     618,652
    Great Eastern Shipping Co., Ltd. (The)............... 1,018,431   4,742,313
  * GTL Infrastructure, Ltd.............................. 1,550,337      39,415
    Gujarat Alkalies & Chemicals, Ltd....................   449,629   1,432,081
    Gujarat Fluorochemicals, Ltd.........................   255,707     963,191
    Gujarat Mineral Development Corp., Ltd...............    49,559      89,428

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- ------------
INDIA -- (Continued)
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...    729,530 $    838,564
  * Gujarat NRE Coke, Ltd.................................  3,619,364      549,972
    Gujarat State Fertilisers & Chemicals, Ltd............  2,186,080    1,628,369
    Gujarat State Petronet, Ltd...........................  1,695,497    1,502,854
    Gulf Oil Corp., Ltd...................................    239,031      357,160
    HBL Power Systems, Ltd................................    238,276       41,754
  * HCL Infosystems, Ltd..................................  1,193,354      451,914
    HEG, Ltd..............................................    138,303      432,350
  * HeidelbergCement India, Ltd...........................    699,011      376,879
  * Hexa Tradex, Ltd......................................    265,877       86,221
    Hindalco Industries, Ltd.............................. 22,834,703   39,975,922
    Hinduja Global Solutions, Ltd.........................     60,085      519,274
    Hinduja Ventures, Ltd.................................     67,133      277,724
  * Hindustan Construction Co., Ltd.......................  7,005,199    1,443,986
  * Hotel Leela Venture, Ltd..............................  1,571,597      374,522
  * Housing Development & Infrastructure, Ltd.............  5,496,603    3,732,425
    HSIL, Ltd.............................................    187,119      264,321
    ICICI Bank, Ltd.......................................    590,476    9,286,235
    ICICI Bank, Ltd. Sponsored ADR........................  3,394,535  109,202,191
    IDBI Bank, Ltd........................................  4,132,683    3,670,695
    Idea Cellular, Ltd....................................  1,270,845    2,897,810
    IDFC, Ltd.............................................  6,072,777    9,020,441
    IFCI, Ltd.............................................  6,602,323    2,395,234
    India Cements, Ltd....................................  3,824,624    3,278,489
    India Infoline, Ltd...................................  2,848,913    2,872,772
    Indiabulls Housing Finance, Ltd.......................  1,795,884    5,918,781
  * Indiabulls Infrastructure and Power, Ltd.............. 10,111,875      490,290
    Indiabulls Real Estate, Ltd...........................  2,937,281    2,512,462
    Indian Bank...........................................  1,269,647    2,021,894
    Indian Hotels Co., Ltd................................  4,872,658    4,551,036
    Indian Overseas Bank..................................  3,356,676    2,515,602
    Indo Rama Synthetics India............................     20,657        4,761
    Infotech Enterprises, Ltd.............................     26,080      147,411
    ING Vysya Bank, Ltd...................................    265,599    2,214,648
    Ingersoll-Rand India, Ltd.............................     30,001      176,480
  * IVRCL, Ltd............................................          1           --
    Jai Corp., Ltd........................................    762,927      774,122
    Jain Irrigation Systems, Ltd..........................  2,845,552    2,861,489
    Jaiprakash Associates, Ltd............................ 20,703,122   13,300,798
    Jammu & Kashmir Bank, Ltd.............................    317,744    7,030,504
    Jaypee Infratech, Ltd.................................  1,138,396      347,896
    JB Chemicals & Pharmaceuticals, Ltd...................    373,888      728,271
    JBF Industries, Ltd...................................    157,552      184,805
  * Jet Airways India, Ltd................................    113,716      428,219
    Jindal Poly Films, Ltd................................    188,270      420,660
  * Jindal Poly Investments and Finance Co., Ltd..........     53,426       40,077
    Jindal Saw, Ltd.......................................  2,076,447    1,698,660
  * Jindal Stainless, Ltd.................................    816,596      433,954
    Jindal Steel & Power, Ltd.............................  2,539,244   10,122,958
    JK Cement, Ltd........................................    130,262      348,746
    JK Lakshmi Cement, Ltd................................    377,490      400,014
    JM Financial, Ltd.....................................  4,580,382    1,828,985
    JSW Energy, Ltd.......................................  5,627,629    3,975,258

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    JSW Steel, Ltd....................................... 1,930,901 $28,228,166
    Jubilant Life Sciences, Ltd..........................   566,698   1,213,321
    Kakinada Fertilizers, Ltd............................ 2,082,494      69,865
    Kalpataru Power Transmission, Ltd....................   220,665     268,948
  * Kalyani Investment Co., Ltd..........................       849       4,659
    Karnataka Bank, Ltd.................................. 2,195,065   3,360,461
    Karur Vysya Bank, Ltd................................   335,585   1,742,050
    KEC International, Ltd...............................   396,734     346,306
    Kesoram Industries, Ltd..............................   449,716     440,378
    Kirloskar Brothers, Ltd..............................     2,141       4,890
    Kirloskar Oil Engines, Ltd...........................   318,856     815,641
    KSB Pumps, Ltd.......................................     7,207      28,158
  * KSK Energy Ventures, Ltd.............................    20,905      19,551
    Lakshmi Vilas Bank, Ltd..............................   457,710     461,907
  * Mahanagar Telephone Nigam............................ 1,272,583     316,602
  * Mahanagar Telephone Nigam ADR........................         1          --
    Maharashtra Seamless, Ltd............................   194,873     521,223
    Mahindra Lifespace Developers, Ltd...................   143,080     854,602
    Man Infraconstruction, Ltd...........................     1,968       2,875
    Manaksia, Ltd........................................    49,183      49,546
    McLeod Russel India, Ltd.............................   530,373   2,178,082
  * Mercator, Ltd........................................ 1,796,935     531,048
    Merck, Ltd...........................................    22,680     204,912
    MOIL, Ltd............................................     4,675      16,355
    Monnet Ispat & Energy, Ltd...........................   179,359     266,226
    Motilal Oswal Financial Services, Ltd................     4,955       6,507
    Mphasis, Ltd.........................................    23,537     138,896
    MRF, Ltd.............................................    11,762   3,655,649
  * Nagarjuna Oil Refinery, Ltd..........................   978,348      57,444
    Nahar Capital and Financial Services, Ltd............     8,332       6,208
    National Aluminium Co., Ltd.......................... 1,740,184     928,643
    Nava Bharat Ventures, Ltd............................    27,806      69,321
    NCC, Ltd............................................. 2,621,585   1,030,793
    NIIT Technologies, Ltd...............................   451,007   2,922,141
    NIIT, Ltd............................................   896,806     375,425
    Noida Toll Bridge Co., Ltd...........................   180,159      60,799
    Oberoi Realty, Ltd...................................     3,796      12,260
    OCL India, Ltd.......................................    61,362     153,436
    OMAXE, Ltd........................................... 1,009,896   1,990,132
  * Orchid Chemicals & Pharmaceuticals, Ltd..............   304,977     224,749
    Orient Cement Ltd....................................   567,622     320,546
    Orient Paper & Industries, Ltd.......................    47,163      10,654
    Oriental Bank of Commerce............................ 1,205,589   3,385,032
  * Oswal Chemicals & Fertilizers........................   362,297     139,752
  * Panacea Biotec, Ltd..................................    23,946      36,628
  * Parsvnath Developers, Ltd............................ 1,662,316     625,458
    Peninsula Land, Ltd..................................   303,470     155,161
    Petronet LNG, Ltd....................................   445,838     778,596
  * Pipavav Defence & Offshore Engineering Co., Ltd......    22,287      12,106
    Piramal Enterprises, Ltd.............................   755,009   6,744,094
  * Plethico Pharmaceuticals, Ltd........................   213,627     131,485
    Polaris Financial Technology, Ltd....................   865,828   1,872,284
    Polyplex Corp., Ltd..................................    17,713      40,274

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Power Finance Corp., Ltd...........................     16,793 $     36,373
  * Prime Focus, Ltd...................................      8,309        3,948
  * Prism Cement, Ltd..................................    389,471      148,850
    PTC India Financial Services, Ltd..................    450,875       99,483
    PTC India, Ltd.....................................  3,851,423    3,401,744
  * Punj Lloyd, Ltd....................................  1,800,182      807,861
    Punjab & Sind Bank.................................    116,252       82,306
    Rain Industries, Ltd...............................  1,429,773      831,163
    Rajesh Exports, Ltd................................    287,502      357,788
    Ramco Cements, Ltd. (The)..........................    348,305      897,060
    Raymond, Ltd.......................................    606,547    2,635,279
    Redington India, Ltd...............................     19,343       20,219
    REI Agro, Ltd......................................  5,013,829      457,368
    Reliance Capital, Ltd..............................  1,987,403   10,255,372
    Reliance Communications, Ltd....................... 11,765,471   23,025,620
    Reliance Industries, Ltd........................... 21,357,685  283,203,360
    Reliance Industries, Ltd. GDR......................    107,000    2,809,029
  * Reliance Power, Ltd................................ 12,685,397   12,558,206
    Rolta India, Ltd...................................  1,944,090    1,992,588
    Ruchi Soya Industries, Ltd.........................  1,735,191      872,007
    Rural Electrification Corp., Ltd...................  2,768,400    7,957,101
  * S Kumars Nationwide, Ltd...........................    268,111       16,465
    Sesa Sterlite, Ltd................................. 10,966,257   32,940,002
    Sesa Sterlite, Ltd. ADR............................  1,578,975   19,074,023
  * Shipping Corp. of India, Ltd.......................  2,334,024    1,362,682
    Shree Renuka Sugars, Ltd...........................  8,427,268    2,481,799
    Sintex Industries, Ltd.............................  2,196,726    1,210,665
    Sobha Developers, Ltd..............................    527,915    2,254,220
    South Indian Bank, Ltd.............................  9,724,062    3,120,863
    SREI Infrastructure Finance, Ltd...................  1,470,670      496,968
    SRF, Ltd...........................................    290,002      957,919
    State Bank of Bikaner & Jaipur.....................     32,697      156,938
    State Bank of India................................  2,782,276   67,770,454
    State Bank of India GDR............................      4,518      216,904
    Steel Authority of India, Ltd......................  6,689,225    6,832,315
  * Sterling Biotech, Ltd..............................    507,995       59,861
    Sterlite Technologies, Ltd.........................  1,777,282      604,962
    Styrolution ABS India, Ltd.........................     28,114      179,778
    Sundaram Finance, Ltd..............................      6,602       63,660
    Sundram Fasteners, Ltd.............................     25,783       18,477
  * Suzlon Energy, Ltd................................. 17,000,653    2,896,384
    Syndicate Bank.....................................  2,880,564    3,893,927
    Tamil Nadu Newsprint & Papers, Ltd.................     45,093       89,102
    Tata Chemicals, Ltd................................  1,201,925    5,049,255
    Tata Communications, Ltd...........................     78,831      347,070
    Tata Global Beverages, Ltd.........................  4,832,628   10,846,528
    Tata Investment Corp., Ltd.........................     27,375      170,792
    Tata Motors, Ltd...................................    289,013    1,610,024
    Tata Steel, Ltd....................................  9,303,831   52,721,151
    Techno Electric & Engineering Co., Ltd.............      1,571        2,979
  * Teledata Marine Solutions, Ltd.....................    267,258        1,280
    Time Technoplast, Ltd..............................    498,379      276,136
    Trent, Ltd.........................................     16,579      286,716

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES        VALUE++
                                                         ------------- --------------
INDIA -- (Continued)
    Triveni Turbine, Ltd................................       230,208 $      205,697
    Tube Investments of India, Ltd......................       503,633      1,396,940
  * Tulip Telecom, Ltd..................................        98,512          7,889
  * TV18 Broadcast, Ltd.................................     5,614,655      1,821,157
    UCO Bank............................................     5,640,953      5,970,652
    Uflex, Ltd..........................................       339,502        383,565
    Unichem Laboratories, Ltd...........................       182,522        604,184
    Union Bank of India.................................       991,918      1,716,887
  * Unitech, Ltd........................................    31,412,365      6,332,410
    United Bank of India................................        31,454         14,930
    UPL, Ltd............................................     4,268,343     12,884,602
    Usha Martin, Ltd....................................     1,811,897        887,123
  * Uttam Galva Steels, Ltd.............................        14,790         15,037
  * Vardhman Special Steels, Ltd........................         6,934          1,700
    Vardhman Textiles, Ltd..............................       110,493        634,814
    Videocon Industries, Ltd............................     1,114,865      2,968,575
    Vijaya Bank.........................................     2,618,930      1,542,972
    Voltamp Transformers, Ltd...........................           724          4,444
    Voltas, Ltd.........................................       319,969        542,316
    Welspun Corp., Ltd..................................     1,847,557      1,710,018
    Wockhardt, Ltd......................................       148,888        932,682
    Zensar Technologies, Ltd............................        19,011        115,882
    Zuari Agro Chemicals, Ltd...........................       128,304        280,745
    Zuari Global, Ltd...................................        70,567         64,681
                                                                       --------------
TOTAL INDIA.............................................                1,183,155,600
                                                                       --------------
INDONESIA -- (2.3%)
    Adaro Energy Tbk PT.................................   123,483,400      9,617,147
    Adhi Karya Persero Tbk PT...........................    11,533,617      1,681,543
  * Agis Tbk PT.........................................    57,627,500      2,081,986
    Agung Podomoro Land Tbk PT..........................    43,358,800        806,891
    Alam Sutera Realty Tbk PT...........................    30,260,700      1,264,986
    Aneka Tambang Persero Tbk PT........................    77,686,900      6,520,929
    Asahimas Flat Glass Tbk PT..........................     5,277,000      3,068,259
    Astra Graphia Tbk PT................................     3,635,000        508,696
  * Bakrie and Brothers Tbk PT.......................... 1,056,525,750      4,326,477
  * Bakrie Sumatera Plantations Tbk PT..................   182,168,500        743,513
  * Bakrie Telecom Tbk PT...............................   260,426,500        234,533
  * Bakrieland Development Tbk PT.......................   623,458,520      2,551,824
    Bank Bukopin Tbk PT.................................    63,324,333      3,134,649
    Bank Danamon Indonesia Tbk PT.......................    34,396,054     12,247,702
    Bank Mandiri Persero Tbk PT.........................    70,932,931     50,313,240
    Bank Negara Indonesia Persero Tbk PT................   125,977,741     45,175,191
  * Bank Pan Indonesia Tbk PT...........................   150,070,901      8,213,257
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT................................................    19,702,000      1,476,645
  * Bank Permata Tbk PT.................................       381,272         39,364
    Bank Tabungan Negara Persero Tbk PT.................    56,439,027      4,150,894
  * Barito Pacific Tbk PT...............................    15,599,000        471,262
  * Benakat Integra Tbk PT..............................    56,104,200        491,312
  * Berau Coal Energy Tbk PT............................    30,316,500        465,508
  * Berlian Laju Tanker Tbk PT..........................   128,161,466             --
    Bisi International PT...............................    12,634,000        546,650
  * Borneo Lumbung Energi & Metal Tbk PT................    12,594,500        162,756

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
  * Budi Starch & Sweetener Tbk PT.....................  13,830,500 $   117,647
  * Bumi Resources Minerals Tbk PT.....................  11,052,500     204,205
  * Bumi Resources Tbk PT.............................. 229,618,400   5,734,371
    Bumi Serpong Damai PT..............................  13,195,000   1,562,326
    BW Plantation Tbk PT...............................   8,730,500     896,678
  * Central Proteinaprima Tbk PT....................... 178,071,500     728,781
    Charoen Pokphand Indonesia Tbk PT..................  48,144,830  16,240,695
    Ciputra Development Tbk PT......................... 124,301,200   8,680,315
    Ciputra Property Tbk PT............................  12,070,600     666,465
    Ciputra Surya Tbk PT...............................  17,368,100   2,426,515
    Clipan Finance Indonesia Tbk PT....................   2,995,500     103,409
  * Darma Henwa Tbk PT................................. 246,575,442   1,009,727
  * Davomas Abadi Tbk PT............................... 138,239,500          --
  * Delta Dunia Makmur Tbk PT..........................  15,009,500     114,926
    Elnusa Tbk PT......................................  28,389,000     944,069
  * Energi Mega Persada Tbk PT......................... 570,221,378   3,310,405
  * Erajaya Swasembada Tbk PT..........................   8,568,500     836,127
  * Ever Shine Textile Tbk PT..........................  19,342,215     302,569
  * Exploitasi Energi Indonesia Tbk PT.................   3,636,200      75,192
    Gajah Tunggal Tbk PT...............................  25,803,500   3,993,076
  * Garuda Indonesia Persero Tbk PT....................  17,056,500     673,680
    Global Mediacom Tbk PT.............................  94,263,500  14,240,401
  * Gozco Plantations Tbk PT...........................  24,448,900     201,518
  * Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   2,837,000   9,745,262
    Harum Energy Tbk PT................................   1,976,200     386,347
    Hexindo Adiperkasa Tbk PT..........................   1,104,344     311,058
    Holcim Indonesia Tbk PT............................  16,830,000   2,867,609
  * Indah Kiat Pulp & Paper Corp. Tbk PT...............  36,283,900   3,810,767
    Indika Energy Tbk PT...............................  27,402,500   1,204,859
  * Indo-Rama Synthetics Tbk PT........................      41,500       2,840
    Indofood Sukses Makmur Tbk PT......................  61,516,000  35,166,049
    Intiland Development Tbk PT........................  39,486,500   1,045,851
    Japfa Comfeed Indonesia Tbk PT.....................  27,068,750   3,083,968
    Jaya Real Property Tbk PT.......................... 127,605,000   8,009,950
    Kawasan Industri Jababeka Tbk PT................... 303,309,210   5,067,929
  * Krakatau Steel Persero Tbk PT......................   2,991,500     118,702
  * Lippo Cikarang Tbk PT..............................     856,000     390,663
    Lippo Karawaci Tbk PT.............................. 346,324,449  26,955,690
    Matahari Putra Prima Tbk PT........................  34,804,400   5,726,106
    Mayora Indah Tbk PT................................   8,048,917  17,878,735
    Medco Energi Internasional Tbk PT..................  27,137,000   5,311,566
  * Mitra International Resources Tbk PT...............  11,133,060      52,093
    MNC Investama Tbk PT............................... 285,591,200   7,018,527
  * Modernland Realty Tbk PT...........................   7,644,000     242,661
    Multipolar Corp. Tbk PT............................  44,708,500   1,515,547
  * Nusantara Infrastructure Tbk PT....................   1,708,500      36,619
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     246,000      36,240
  * Pan Brothers Tbk PT................................     183,750       5,777
  * Panasia Indo Resources Tbk PT......................     403,200      13,374
  * Panin Financial Tbk PT............................. 243,934,000   4,447,555
    Panin Insurance Tbk PT.............................  30,949,000   1,723,024
    Pembangunan Perumahan Persero Tbk PT...............     820,900      90,725

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- ------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  42,490,984 $  5,737,078
    Petrosea Tbk PT.....................................   3,762,500      414,335
  * Polychem Indonesia Tbk PT...........................  17,280,000      285,511
    Ramayana Lestari Sentosa Tbk PT.....................  23,587,500    2,450,894
    Salim Ivomas Pratama Tbk PT.........................   1,802,500      106,768
    Sampoerna Agro PT...................................  11,632,441    1,715,220
    Samudera Indonesia Tbk PT...........................     133,000       31,451
    Selamat Sempurna Tbk PT.............................  12,695,000    3,229,451
  * Sentul City Tbk PT.................................. 310,213,200    3,932,618
    Sinar Mas Agro Resources and Technology Tbk PT......   7,808,900    4,525,490
    Sinar Mas Multiartha Tbk PT.........................       2,000          540
    Summarecon Agung Tbk PT.............................  30,528,714    2,388,235
  * Sunson Textile Manufacturer Tbk PT..................   3,975,900       26,036
  * Surya Dumai Industri Tbk............................   5,145,000           --
    Surya Semesta Internusa Tbk PT......................   9,985,100      548,957
    Surya Toto Indonesia Tbk PT.........................     446,000      280,831
  * Suryainti Permata Tbk PT............................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk.......................  31,401,222    3,996,272
    Timah Persero Tbk PT................................  38,810,400    4,065,195
    Trias Sentosa Tbk PT................................     336,500        7,962
  * Trimegah Securities Tbk PT..........................  17,538,500       88,870
  * Truba Alam Manunggal Engineering PT................. 129,244,500      529,257
    Tunas Baru Lampung Tbk PT...........................  17,379,500      657,223
    Tunas Ridean Tbk PT.................................  42,848,500    2,115,296
  * Ultrajaya Milk Industry & Trading Co. Tbk PT........  10,128,500    3,863,407
    Unggul Indah Cahaya Tbk PT..........................     371,435       60,537
    United Tractors Tbk PT..............................   8,075,000   12,722,504
    Vale Indonesia Tbk PT...............................  42,953,900    8,136,094
    XL Axiata Tbk PT....................................   1,556,500      619,484
                                                                     ------------
TOTAL INDONESIA.........................................              428,159,920
                                                                     ------------
ISRAEL -- (0.0%)
  * Feuchtwanger Investments, Ltd.......................      10,500           --
  * Israel Steel Mills, Ltd.............................      97,000           --
  * Knafaim Holdings, Ltd...............................      57,291      103,086
    Liberty Properties, Ltd.............................       2,467       15,437
    Mivtach Shamir Holdings Ltd.........................       3,973      135,157
                                                                     ------------
TOTAL ISRAEL............................................                  253,680
                                                                     ------------
MALAYSIA -- (3.8%)
  * Adventa Bhd.........................................      62,000       18,750
    Affin Holdings Bhd..................................   9,734,200   11,961,221
    AirAsia BHD.........................................  22,497,100   15,194,722
    Alam Maritim Resources Bhd..........................   3,625,700    1,555,269
    Alliance Financial Group Bhd........................  16,295,200   22,655,499
    AMMB Holdings Bhd...................................  23,929,662   52,347,875
  * Ann Joo Resources Bhd...............................   2,973,600      940,380
    APM Automotive Holdings Bhd.........................   1,269,000    2,259,502
    Batu Kawan BHD......................................   2,078,750   12,208,562
    Benalec Holdings BHD................................   2,866,900      756,530
    Berjaya Assets BHD..................................     171,900       42,428
    Berjaya Corp. Bhd...................................  40,462,180    6,154,024

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 MALAYSIA -- (Continued)
     Berjaya Land Bhd................................... 13,220,000 $ 3,209,689
     BIMB Holdings Bhd..................................  4,895,945   6,294,434
     BLD Plantation Bhd.................................      6,600      17,313
   * Boustead Heavy Industries Corp. Bhd................    110,600      80,266
     Boustead Holdings Bhd..............................  7,531,498  11,799,534
     Cahya Mata Sarawak Bhd.............................  2,940,700   6,518,221
     Can-One Bhd........................................    401,400     394,779
     CB Industrial Product Holding Bhd..................  1,395,800   1,387,716
     Chin Teck Plantations BHD..........................    309,100     885,230
     Coastal Contracts Bhd..............................  3,224,100   3,714,601
     CSC Steel Holdings Bhd.............................  2,503,800     956,385
   * Cycle & Carriage Bintang BHD.......................    213,000     154,941
   * Datuk Keramik Holdings Berhad......................    127,000          --
     Daya Materials Bhd................................. 10,663,200   1,283,784
     DRB-Hicom Bhd...................................... 18,941,300  15,255,419
     Eastern & Oriental Bhd............................. 16,099,115   9,266,384
     ECM Libra Financial Group Bhd......................  2,242,050     668,139
   * Evergreen Fibreboard Bhd...........................  2,429,826     334,493
     Eversendai Corp. Bhd...............................    410,600     122,145
     Faber Group BHD....................................  4,027,200   3,117,183
     FAR East Holdings BHD..............................    403,800     878,022
   * Fountain View Development Berhad...................  2,573,200          --
     Genting Bhd........................................  3,957,700  12,316,463
     Genting Malaysia Bhd............................... 21,568,100  28,049,325
     Genting Plantations Bhd............................    275,600     850,642
     Globetronics Technology BHD........................    525,100     514,727
     Glomac Bhd.........................................  7,416,300   2,427,527
   * Goldis BHD.........................................  3,133,491   1,867,581
     GuocoLand Malaysia Bhd.............................  1,886,200     571,570
     HAP Seng Consolidated Bhd.......................... 14,412,700  11,822,376
     Hap Seng Plantations Holdings Bhd..................  3,806,300   3,102,240
     Hiap Teck Venture Bhd..............................    502,800     110,110
     Hong Leong Financial Group Bhd.....................  2,469,651  11,686,732
     Hong Leong Industries Bhd..........................  1,257,300   2,027,422
     Hua Yang Bhd.......................................    698,133     374,865
   * Hubline Bhd........................................  5,352,350      80,350
     HwangDBS Malaysia BHD..............................    930,700   1,065,353
     IGB Corp. Bhd...................................... 15,137,390  12,055,410
     IGB REIT...........................................    398,343     144,480
     IJM Corp. Bhd...................................... 23,540,859  41,660,075
     IJM Land Bhd.......................................  7,013,800   5,194,070
     IJM Plantations Bhd................................    514,200     492,735
     Inch Kenneth Kajang Rubber.........................  1,123,300     261,483
     Insas Bhd..........................................  7,494,748   1,806,556
     Integrated Logistics Bhd...........................    156,600      36,283
     Integrax BHD.......................................    974,800     667,383
     Iris Corp. Bhd..................................... 11,698,100   1,376,272
   * JAKS Resources Bhd.................................  9,634,600   1,461,819
     Jaya Tiasa Holdings BHD............................  3,997,933   2,718,727
     JCY International Bhd.............................. 10,767,900   2,135,162
   * K&N Kenanga Holdings BHD...........................  4,240,487     731,771
   * Karambunai Corp. Bhd............................... 18,222,700     403,987
     Keck Seng Malaysia Bhd.............................  2,515,500   4,626,363

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Kian JOO CAN Factory BHD.............................  4,777,380 $ 4,509,618
  * KIG Glass Industrial Berhad..........................    260,000          --
    Kim Loong Resources Bhd..............................    499,100     384,179
    Kimlun Corp. Bhd.....................................    522,600     280,074
  * Kinsteel Bhd.........................................  6,474,800     289,142
    KLCC Property Holdings Bhd...........................  6,257,800  10,820,666
  * KNM Group Bhd........................................ 22,589,125   4,149,629
  * Kretam Holdings BHD..................................    608,500      98,760
  * KSL Holdings BHD.....................................  2,922,666   1,947,670
  * KUB Malaysia BHD.....................................  5,684,400     678,624
  * Kulim Malaysia BHD...................................  9,730,500   9,302,759
    Kumpulan Fima BHD....................................  2,385,600   1,376,539
    Kumpulan Perangsang Selangor Bhd.....................  4,445,900   2,242,730
    Kwantas Corp. BHD....................................    288,400     186,525
  * Land & General BHD................................... 10,889,200   1,445,106
  * Landmarks BHD........................................  4,159,308   1,278,963
    LBS Bina Group Bhd...................................  3,377,500   1,511,745
  * Lion Corp. Bhd.......................................    350,381       7,362
    Lion Diversified Holdings Bhd........................  2,237,000     111,964
    Lion Industries Corp. Bhd............................  8,486,481   1,768,599
    Magnum Bhd...........................................  4,387,600   4,006,365
    Mah Sing Group Bhd...................................  4,487,139   2,766,924
    Malayan Flour Mills Bhd..............................  1,802,650     867,499
    Malaysia Airports Holdings Bhd.......................  3,781,480   9,504,897
  * Malaysian Airline System Bhd......................... 39,258,100   3,536,995
    Malaysian Bulk Carriers Bhd..........................  6,932,625   3,976,029
    Malaysian Pacific Industries Bhd.....................    961,875   1,236,436
    Malaysian Resources Corp. Bhd........................ 18,569,700   8,447,590
    MBM Resources BHD....................................  2,500,303   2,496,633
    Media Prima Bhd......................................    659,900     471,328
    Mega First Corp. BHD.................................  1,158,600     755,119
  * MISC Bhd............................................. 10,740,504  19,264,391
    MK Land Holdings BHD.................................  9,637,500   1,132,603
    MKH BHD..............................................  2,067,159   1,874,676
    MMC Corp. Bhd........................................ 14,894,480  12,424,364
    MNRB Holdings Bhd....................................  1,754,000   1,864,082
    Mudajaya Group Bhd...................................  4,264,300   3,333,751
    Muhibbah Engineering M Bhd...........................  5,784,900   4,145,760
  * Mulpha International Bhd............................. 33,432,800   4,162,621
    MWE Holdings BHD.....................................    246,800     115,395
    Naim Holdings Bhd....................................  3,219,300   3,362,609
    NCB Holdings Bhd.....................................  2,451,500   2,530,398
    Negri Sembilan Oil Palms BHD.........................    167,600     285,856
    Oriental Holdings BHD................................  3,680,879   8,627,228
    OSK Holdings BHD.....................................  7,208,471   3,474,151
    Pacific & Orient BHD.................................    334,330     136,083
    Panasonic Manufacturing Malaysia BHD.................    382,080   2,362,226
    Pantech Group Holdings Bhd...........................    421,000     112,497
  * Paracorp Berhad......................................    252,000          --
    Paramount Corp. Bhd..................................  1,067,300     480,937
    Parkson Holdings Bhd.................................    600,600     525,963
  * Pelikan International Corp. Bhd......................    438,216      81,317
  * Perdana Petroleum Bhd................................  5,826,080   2,872,906

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Perusahaan Sadur Timah Malaysia Bhd..................      6,800 $     8,015
    Pie Industrial BHD...................................    323,600     710,392
    PJ Development Holdings Bhd..........................  3,354,800   1,399,869
    Pos Malaysia BHD.....................................  2,048,617   3,426,719
    PPB Group Bhd........................................  8,513,866  39,249,159
    Press Metal Bhd......................................  2,880,481   2,013,348
  * Prime Utilities Berhad...............................     39,000          --
    Protasco Bhd.........................................    282,200     118,849
    RCE Capital Bhd......................................  5,440,500     444,396
    RHB Capital Bhd...................................... 12,779,305  29,346,600
    Rimbunan Sawit Bhd...................................  4,729,200   1,094,067
    Salcon Bhd...........................................  8,487,500   1,641,880
    Sarawak Oil Palms Bhd................................    548,020   1,080,355
    Sarawak Plantation Bhd...............................     66,900      50,934
    Scientex BHD.........................................     43,748      65,353
  * Scomi Group Bhd...................................... 26,188,300   2,896,419
    Selangor Dredging Bhd................................  1,312,700     348,480
    Selangor Properties Bhd..............................     65,700      92,819
    Shangri-La Hotels Malaysia Bhd.......................    739,100   1,537,979
    Shell Refining Co. Federation of Malaya Bhd..........    246,300     478,561
    SHL Consolidated BHD.................................    693,700     420,741
    SP Setia Bhd.........................................  1,307,900   1,123,271
    Star Publications Malaysia Bhd.......................    352,200     229,929
    Subur Tiasa Holdings Bhd.............................    454,530     268,172
    Sunway Bhd........................................... 12,457,426  10,080,866
    Supermax Corp. Bhd...................................  8,498,700   7,385,372
    Suria Capital Holdings Bhd...........................    736,700     520,172
  * Symphony Life Bhd....................................  1,589,910     464,454
    Ta Ann Holdings Bhd..................................  1,168,022   1,432,664
    TA Enterprise Bhd.................................... 20,808,000   4,624,108
    TA Global Bhd........................................ 11,874,080   1,044,344
    TAHPS Group Bhd......................................     27,000      51,226
  * Talam Transform Bhd.................................. 15,950,050     310,694
    TAN Chong Motor Holdings BHD.........................  4,685,000   7,959,991
  * Tanjung Offshore Bhd.................................  1,714,700     301,905
    TDM BHD.............................................. 13,977,000   3,619,414
  * Tebrau Teguh Bhd.....................................    503,400     183,200
    TH Plantations Bhd...................................     84,900      45,692
  * Time dotCom Bhd......................................  5,476,280   5,809,285
    Tiong NAM Logistics Holdings.........................    214,500      84,024
    Tropicana Corp. Bhd..................................  6,756,100   2,462,495
    UEM Sunrise Bhd......................................  1,660,045   1,023,856
    Unisem M Bhd.........................................  9,279,300   2,600,566
    United Malacca Bhd...................................    960,500   1,984,389
    United Plantations BHD...............................    422,000   3,221,994
    UOA Development Bhd..................................  3,493,900   1,929,902
    VS Industry Bhd......................................  1,337,193     572,439
    Wah Seong Corp. Bhd..................................  4,759,811   2,732,688
    WCT Holdings Bhd..................................... 12,421,515   7,721,880
    Wing Tai Malaysia BHD................................  1,868,800   1,226,094
    WTK Holdings BHD.....................................  6,727,150   2,496,990
    YNH Property Bhd.....................................  5,291,959   2,877,787
    YTL Corp. Bhd........................................ 89,825,050  41,263,344

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- ------------
MALAYSIA -- (Continued)
  * YTL Land & Development BHD............................  3,111,800 $    836,107
                                                                      ------------
TOTAL MALAYSIA............................................             703,613,831
                                                                      ------------
MEXICO -- (6.9%)
    Alfa S.A.B. de C.V. Class A........................... 50,336,022  141,817,056
  # Alpek S.A. de C.V.....................................    936,995    1,866,423
    Arca Continental S.A.B. de C.V........................  4,253,241   23,377,878
 #* Axtel S.A.B. de C.V................................... 11,158,834    4,547,304
  * Bio Pappel S.A.B. de C.V..............................    328,507      763,913
    Bolsa Mexicana de Valores S.A.B. de C.V...............    560,927    1,132,423
 #* Cemex S.A.B. de C.V...................................  1,696,800    2,097,211
 #* Cemex S.A.B. de C.V. Sponsored ADR.................... 17,398,087  215,214,331
  # Cia Minera Autlan S.A.B. de C.V. Series B.............  1,187,152      927,601
 #* Consorcio ARA S.A.B. de C.V. Series *................. 12,649,269    4,984,421
  # Controladora Comercial Mexicana S.A.B. de C.V.........  5,666,218   21,497,226
    Corp. Actinver S.A.B. de C.V..........................     31,776       34,190
 #* Corp. GEO S.A.B. de C.V. Series B.....................  9,461,653      189,233
  * Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B........................................  1,560,786      956,965
 #* Desarrolladora Homex S.A.B. de C.V....................  3,325,110      907,481
 #* Desarrolladora Homex S.A.B. de C.V. ADR...............     61,523       94,745
  * Dine S.A.B. de C.V....................................  1,027,267      437,821
    El Puerto de Liverpool S.A.B. de C.V. Series 1........     17,250      184,444
  * Empaques Ponderosa SA de CV...........................     90,000           --
 #* Empresas ICA S.A.B. de C.V............................  6,728,823   12,995,775
 #* Empresas ICA S.A.B. de C.V. Sponsored ADR.............  1,118,155    8,609,794
  * Financiera Independencia S.A.B. de C.V................     14,576        4,795
    Fomento Economico Mexicano S.A.B. de C.V..............  2,503,454   22,644,148
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR.................................................  2,566,579  231,608,089
  * Gruma S.A.B. de C.V. Class B..........................  3,425,027   27,914,457
 #* Gruma S.A.B. de C.V. Sponsored ADR....................     13,352      435,275
 #* Grupo Aeromexico S.A.B. de C.V........................    622,007      905,989
  # Grupo Aeroportuario del Centro Norte S.A.B. de C.V....    972,349    3,017,961
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
      ADR.................................................     46,309    1,149,389
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...    636,889   34,513,015
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.............................................  1,268,733    6,916,653
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR....    271,607   30,588,380
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class
      B...................................................  1,203,482   13,545,697
    Grupo Carso S.A.B. de C.V. Series A1.................. 10,399,172   54,390,764
    Grupo Cementos de Chihuahua S.A.B. de C.V.............  2,799,892    8,248,523
  # Grupo Comercial Chedraui S.A. de C.V..................  1,582,403    4,668,882
  # Grupo Elektra S.A.B. de C.V...........................     51,318    1,560,990
  * Grupo Famsa S.A.B. de C.V. Class A....................  3,143,303    4,926,247
    Grupo Financiero Banorte S.A.B. de C.V................ 23,423,220  147,853,165
    Grupo Financiero Inbursa S.A.B. de C.V................ 18,352,790   45,765,332
    Grupo Financiero Interacciones S.A. de C.V............     30,394      161,356
  # Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.............................................  1,383,455    3,073,310
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.........................................    936,202   10,354,394
    Grupo Gigante S.A.B. de C.V. Series *.................    471,076    1,120,100
    Grupo Industrial Maseca S.A.B. de C.V. Class B........  2,756,800    4,056,664
    Grupo Industrial Saltillo S.A.B. de C.V...............  1,337,069    2,348,919
    Grupo KUO S.A.B. de C.V. Series B.....................  2,065,160    4,323,649
  # Grupo Mexico S.A.B. de C.V. Series B.................. 19,272,618   62,080,483
  * Grupo Pochteca S.A.B. de C.V..........................      9,100       10,744

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE++
                                                          ----------- --------------
MEXICO -- (Continued)
    Grupo Posadas S.A.B. de C.V..........................     355,600 $      636,804
  * Grupo Qumma S.A. de C.V. Series B....................       5,301             --
 #* Grupo Simec S.A.B. de C.V. Series B..................   1,996,026      7,444,428
 #* Grupo Simec S.A.B. de C.V. Sponsored ADR.............      19,072        211,509
  * Grupo Sports World S.A.B. de C.V.....................      25,595         38,276
  # Industrias Bachoco S.A.B. de C.V. ADR................       7,213        305,687
  # Industrias Bachoco S.A.B. de C.V. Series B...........     965,265      3,413,144
 #* Industrias CH S.A.B. de C.V. Series B................   3,336,823     19,835,309
  * Inmuebles Carso S.A.B. de C.V........................  10,258,893     10,209,800
    Medica Sur S.A.B. de C.V. Series B...................       1,000          3,216
    Megacable Holdings S.A.B. de C.V.....................     163,018        586,909
  # Mexichem S.A.B. de C.V...............................     143,252        496,787
  * Minera Frisco S.A.B. de C.V..........................   8,543,718     13,479,322
 #* OHL Mexico S.A.B. de C.V.............................   6,779,859     16,622,669
  # Organizacion Cultiba S.A.B. de C.V...................      16,708         29,121
 #* Organizacion Soriana S.A.B. de C.V. Class B..........  14,987,889     42,809,732
    Qualitas Controladora S.A.B. de C.V..................   2,013,919      5,180,112
  * Savia SA Class A.....................................   3,457,285             --
    TV Azteca S.A.B. de C.V..............................   7,855,434      4,963,243
 #* Urbi Desarrollos Urbanos S.A.B. de C.V...............   9,102,158        801,730
  * Vitro S.A.B. de C.V. Series A........................   1,550,627      3,768,160
                                                                      --------------
TOTAL MEXICO.............................................              1,301,659,563
                                                                      --------------
PHILIPPINES -- (1.0%)
    A Soriano Corp.......................................  20,195,000      2,892,400
    Alliance Global Group, Inc...........................  27,462,306     16,364,159
    Alsons Consolidated Resources, Inc...................  17,757,000        519,335
    Atlas Consolidated Mining & Development..............   3,195,700      1,123,923
    BDO Unibank, Inc.....................................  10,580,205     18,388,064
    Cebu Air, Inc........................................     419,730        457,795
    Cebu Holdings, Inc...................................   6,611,050        834,513
    Century Properties Group, Inc........................     946,000         27,054
    China Banking Corp...................................     376,706        487,079
  * East West Banking Corp...............................      21,800         12,180
  * Empire East Land Holdings, Inc.......................  50,520,000      1,022,759
  * Export & Industry Bank, Inc. Class A.................      14,950             --
    Filinvest Development Corp...........................     142,800         14,302
    Filinvest Land, Inc.................................. 196,451,031      5,674,288
    First Philippine Holdings Corp.......................   4,465,530      6,273,384
  * Fwbc Holdings, Inc...................................   5,471,786             --
  * Global-Estate Resorts, Inc...........................  14,553,000        430,434
    JG Summit Holdings, Inc..............................   4,060,500      3,510,350
    Lopez Holdings Corp..................................  29,502,300      2,812,914
    LT Group, Inc........................................   1,992,000        806,363
    Macroasia Corp.......................................     957,000         63,109
    Megaworld Corp....................................... 210,611,600     16,536,371
    Metropolitan Bank & Trust............................  12,029,022     20,092,474
  * Mondragon International Philippines, Inc.............   2,464,000             --
    Petron Corp..........................................     286,900         88,407
  * Philippine National Bank.............................   4,933,693      9,212,209
  * Philippine National Construction Corp................     398,900          8,089
    Philippine Savings Bank..............................   1,232,313      3,599,868
    Philippine Townships, Inc............................     226,200         23,708

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
PHILIPPINES -- (Continued)
    Philtown Properties, Inc.............................      6,701 $         43
    Phinma Corp..........................................  2,159,298      594,952
    Rizal Commercial Banking Corp........................  4,764,548    4,551,495
    Robinsons Land Corp.................................. 29,013,450   12,702,296
    San Miguel Corp......................................  6,273,866    7,710,967
    San Miguel Pure Foods Co., Inc.......................     20,080      102,467
    Security Bank Corp...................................  1,337,414    3,337,830
    Shang Properties, Inc................................    614,285       43,602
    SM Prime Holdings, Inc............................... 19,784,631    6,756,023
    Solid Group, Inc.....................................    580,000       15,552
  * Top Frontier Investment Holdings, Inc................    628,532      998,550
    Trans-Asia Oil & Energy Development Corp.............  9,640,000      397,606
    Union Bank Of Philippines, Inc.......................  2,670,714    7,379,157
    Universal Robina Corp................................  9,157,185   23,835,628
    Vista Land & Lifescapes, Inc......................... 56,759,968    6,501,194
                                                                     ------------
TOTAL PHILIPPINES........................................             186,202,893
                                                                     ------------
POLAND -- (1.6%)
  * Agora SA.............................................    728,442    2,274,344
    Asseco Poland SA.....................................  1,291,669   18,823,686
  * Bank Millennium SA...................................  6,028,081   15,494,438
  * Bioton SA............................................    123,074      145,733
  * Ciech SA.............................................    533,502    5,239,303
    ComArch SA...........................................      2,294       61,243
    Dom Development SA...................................     36,645      651,154
    Enea SA..............................................  1,675,604    6,642,713
    Firma Oponiarska Debica SA...........................    103,922    3,264,083
    Getin Holding SA.....................................  3,336,377    4,275,043
  * Getin Noble Bank SA..................................  4,404,668    4,340,609
    Grupa Azoty SA.......................................    104,378    1,732,620
    Grupa Kety SA........................................    117,729    8,032,925
  * Grupa Lotos SA.......................................  1,274,635   14,252,149
  * Impexmetal SA........................................  5,864,978    6,190,881
    Jastrzebska Spolka Weglowa SA........................    163,407    2,389,884
  * Kernel Holding SA....................................     87,695    1,057,247
  # KGHM Polska Miedz SA.................................    159,811    5,539,352
    Kopex SA.............................................    555,501    2,359,330
  * LC Corp. SA..........................................  1,839,091      944,932
  * MCI Management SA....................................    119,554      367,316
  * Netia SA.............................................  3,824,242    5,902,503
    Orbis SA.............................................    541,449    6,741,282
    Pelion SA............................................      8,205      230,028
    PGE SA............................................... 14,417,965   75,339,201
  * Polimex-Mostostal SA................................. 10,112,907      415,021
  * Polnord SA...........................................     83,767      257,265
  * Polski Koncern Miesny Duda SA........................  1,273,793      339,573
  # Polski Koncern Naftowy Orlen SA......................  6,403,088   78,601,320
  * Rafako SA............................................     79,767      160,602
  * Rawlplug SA..........................................    110,853      386,372
  * Rovese SA............................................  1,103,489      726,298
  * Sygnity SA...........................................    194,836    1,243,027
    Synthos SA...........................................  5,678,734    9,107,895
    Tauron Polska Energia SA............................. 15,061,372   20,406,563

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
POLAND -- (Continued)
  * Trakcja SA.........................................   2,073,652 $    846,530
  * Vistula Group SA...................................     125,982       74,661
                                                                    ------------
TOTAL POLAND...........................................              304,857,126
                                                                    ------------
RUSSIA -- (4.8%)
  * AFI Development P.L.C. GDR.........................      59,582       46,512
    Federal Hydrogenerating Co. JSC ADR................   8,540,653   13,326,861
    Gazprom OAO Sponsored ADR.......................... 103,677,439  853,786,820
    Lukoil OAO Sponsored ADR...........................     481,737   27,350,023
  * Magnitogorsk Iron & Steel Works GDR................   1,938,941    5,062,230
 #* Mechel Sponsored ADR...............................     456,334      885,288
    VTB Bank OJSC GDR..................................   1,933,866    4,900,917
                                                                    ------------
TOTAL RUSSIA...........................................              905,358,651
                                                                    ------------
SOUTH AFRICA -- (6.7%)
    Adcorp Holdings, Ltd...............................     535,357    1,496,514
    Aeci, Ltd..........................................   1,144,110   13,313,003
    Afgri, Ltd.........................................   4,834,179    2,921,032
  # African Bank Investments, Ltd......................   8,358,950    8,064,423
    African Rainbow Minerals, Ltd......................   1,980,262   39,139,044
    Allied Electronics Corp., Ltd......................     563,821    1,180,922
 #* Anglo American Platinum, Ltd.......................      88,247    3,524,701
    AngloGold Ashanti, Ltd.............................     888,028   12,932,862
  # AngloGold Ashanti, Ltd. Sponsored ADR..............   3,569,008   52,250,277
  * ArcelorMittal South Africa, Ltd....................   2,305,874    7,914,352
    Argent Industrial, Ltd.............................   1,254,672      573,240
  * Aveng, Ltd.........................................   7,670,058   16,245,121
    Barclays Africa Group, Ltd.........................   6,481,543   76,013,015
  # Barloworld, Ltd....................................   4,237,528   39,889,302
    Basil Read Holdings, Ltd...........................     570,445      384,516
    Bell Equipment, Ltd................................     416,814      802,956
    Blue Label Telecoms, Ltd...........................   4,216,921    3,323,534
  * Brait SE...........................................   1,689,395    7,308,663
    Business Connexion Group, Ltd......................   1,795,161      838,267
    Caxton and CTP Publishers and Printers, Ltd........   3,018,326    4,898,725
    Clover Industries, Ltd.............................     253,481      405,271
  * Consolidated Infrastructure Group, Ltd.............      51,564      101,920
  * Corpgro, Ltd.......................................     579,166           --
    Datacentrix Holdings, Ltd..........................     188,927       72,089
    DataTec, Ltd.......................................   3,095,790   13,231,233
    Delta EMD, Ltd.....................................      13,810        5,860
    Distell Group, Ltd.................................     324,720    4,121,776
    Distribution and Warehousing Network, Ltd..........     250,120      209,567
    DRDGOLD, Ltd.......................................   6,207,591    2,431,621
  # DRDGOLD, Ltd. Sponsored ADR........................       9,454       36,398
    ElementOne, Ltd....................................     391,810      313,035
    Eqstra Holdings, Ltd...............................   2,338,707    1,457,717
  * Evraz Highveld Steel and Vanadium, Ltd.............     148,283      223,844
  # Exxaro Resources, Ltd..............................     474,698    6,408,185
  * Gijima Group, Ltd..................................          --           --
    Gold Fields, Ltd...................................   1,868,612    6,477,182
  # Gold Fields, Ltd. Sponsored ADR....................  11,930,446   41,517,952

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Grand Parade Investments, Ltd........................      5,685 $      2,464
    Grindrod, Ltd........................................  7,243,099   16,504,790
    Group Five, Ltd......................................    963,895    3,440,153
    Harmony Gold Mining Co., Ltd.........................  2,952,483    8,439,631
    Harmony Gold Mining Co., Ltd. Sponsored ADR..........  3,247,220    9,351,994
    Hudaco Industries, Ltd...............................      6,525       62,258
  * Hulamin, Ltd.........................................  1,507,493      873,227
    Iliad Africa, Ltd....................................    179,921       96,304
    Illovo Sugar, Ltd....................................    147,512      357,152
    Impala Platinum Holdings, Ltd........................  5,593,838   58,437,317
    Investec, Ltd........................................  4,782,631   30,637,519
  * JCI, Ltd............................................. 10,677,339           --
  # JD Group, Ltd........................................  2,283,573    5,789,861
    KAP Industrial Holdings, Ltd.........................     50,812       15,703
  # Lewis Group, Ltd.....................................  1,851,877   10,002,144
    Liberty Holdings, Ltd................................  1,417,137   14,604,636
    Mediclinic International, Ltd........................    867,570    5,586,165
  * Merafe Resources, Ltd................................ 21,718,286    1,953,367
    Metair Investments, Ltd..............................    889,426    3,471,971
    MMI Holdings, Ltd.................................... 18,652,591   39,630,883
    Mondi, Ltd...........................................  1,730,577   26,301,194
    Mpact, Ltd...........................................  2,046,388    4,594,956
  * Murray & Roberts Holdings, Ltd.......................  3,171,557    7,079,503
    Mustek, Ltd..........................................     48,438       23,961
  # Nedbank Group, Ltd...................................  3,871,538   67,476,579
  * Northam Platinum, Ltd................................  3,433,228   12,861,605
    Omnia Holdings, Ltd..................................    390,976    7,258,154
    Peregrine Holdings, Ltd..............................  1,506,923    2,202,968
    Petmin, Ltd..........................................  1,374,464      243,337
    PSG Group, Ltd.......................................    590,113    4,221,579
    Raubex Group, Ltd....................................  1,074,739    2,213,533
  * RCL Foods, Ltd.......................................     26,214       38,139
  * Royal Bafokeng Platinum, Ltd.........................    148,766      839,009
    Sanlam, Ltd.......................................... 23,986,530  103,188,338
  * Sappi, Ltd...........................................  8,738,064   27,043,493
  * Sappi, Ltd. Sponsored ADR............................    695,410    2,086,230
    Sasol, Ltd. Sponsored ADR............................    640,884   30,884,200
  * Sentula Mining, Ltd..................................    330,147        9,864
    Sibanye Gold, Ltd....................................    590,193      837,308
    Sibanye Gold, Ltd. Sponsored ADR.....................  2,965,465   17,110,733
    Standard Bank Group, Ltd............................. 20,138,333  212,811,949
  * Stefanutti Stocks Holdings, Ltd......................    526,548      458,956
    Steinhoff International Holdings, Ltd................ 24,809,010  102,479,323
  * Super Group, Ltd.....................................  3,033,558    7,444,231
  * Telkom SA SOC, Ltd...................................  4,372,113   11,910,862
  * Times Media Group, Ltd...............................    314,578      550,317
  # Tongaat Hulett, Ltd..................................    574,983    6,276,317
    Trencor, Ltd.........................................  1,148,709    7,433,266
    Value Group, Ltd.....................................    976,777      450,190
  * Village Main Reef, Ltd...............................         --           --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                          --------- --------------
SOUTH AFRICA -- (Continued)
    Zeder Investments, Ltd............................... 2,397,541 $      882,027
                                                                    --------------
TOTAL SOUTH AFRICA.......................................            1,246,497,779
                                                                    --------------
SOUTH KOREA -- (14.9%)
  # Aekyung Petrochemical Co., Ltd.......................    18,796        957,523
    AK Holdings, Inc.....................................    30,417      1,106,739
    AMOREPACIFIC Group...................................     9,279      4,072,985
 #* Asia Cement Co., Ltd.................................    25,169      2,076,351
    ASIA Holdings Co., Ltd,..............................    11,021      1,425,016
  # Asia Paper Manufacturing Co., Ltd....................    37,150        673,965
 #* AUK Corp.............................................   633,480      1,269,743
    Bookook Securities Co., Ltd..........................    28,655        316,000
    Boryung Pharmaceutical Co., Ltd......................    34,126      1,024,858
    BS Financial Group, Inc.............................. 1,606,361     23,623,128
    BYC Co., Ltd.........................................       810        141,594
  # Byucksan Corp........................................   156,140        395,720
  # Capro Corp...........................................    79,730        412,059
  * Celltrion Pharm, Inc.................................     7,951         87,943
  * China Great Star International, Ltd..................   425,611        723,621
 #* China Ocean Resources Co., Ltd.......................   808,940      2,349,128
    Chosun Refractories Co., Ltd.........................     9,371        675,291
    CJ Corp..............................................   199,265     21,853,393
  * CJ E&M Corp..........................................   120,198      3,760,217
 #* CJ Korea Express Co., Ltd............................    99,247      9,832,994
    CKD Bio Corp.........................................    20,570        314,165
 #* Cosmochemical Co., Ltd...............................   140,210        907,591
  # Dae Dong Industrial Co., Ltd.........................   145,130        849,211
    Dae Han Flour Mills Co., Ltd.........................    14,607      1,976,437
    Dae Won Kang Up Co., Ltd.............................   245,096      1,543,672
 #* Dae Young Packaging Co., Ltd......................... 1,121,470        757,312
  # Dae-Il Corp..........................................    66,990        276,715
  # Daechang Co., Ltd....................................   866,590        786,241
    Daeduck GDS Co., Ltd.................................   281,480      4,189,775
  # Daegu Department Store...............................   122,031      2,266,730
  # Daehan Steel Co., Ltd................................   183,220      1,059,980
    Daekyo Co., Ltd......................................   521,770      3,616,009
    Daelim Industrial Co., Ltd...........................   453,905     34,723,334
    Daelim Trading Co., Ltd..............................    13,674         52,819
  # Daesang Holdings Co., Ltd............................   142,836      1,067,497
  # Daesung Holdings Co., Ltd............................    41,070        354,550
    Daewon San Up Co., Ltd...............................    17,666        139,511
 #* Daewoo Engineering & Construction Co., Ltd........... 1,174,710      7,437,209
  # Daewoo Securities Co., Ltd........................... 2,821,702     22,464,847
  # Daewoo Shipbuilding & Marine Engineering Co., Ltd....   673,772     21,441,728
    Daewoong Co., Ltd....................................     5,078        189,433
  * Dahaam E-Tec Co., Ltd................................     3,535         11,146
    Daishin Securities Co., Ltd..........................   638,515      4,517,492
  # Daou Data Corp.......................................   138,807        655,361
    Daou Technology, Inc.................................   321,778      4,706,202
 #* Dasan Networks, Inc..................................   145,116        728,992
    DGB Financial Group, Inc............................. 1,293,172     20,025,652
 #* Digitech Systems Co., Ltd............................    10,779         33,988
    Dong Ah Tire & Rubber Co., Ltd.......................    81,994      1,556,209

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
 #* Dong Yang Gang Chul Co., Ltd........................   291,430 $    505,338
  # Dong-Ah Geological Engineering Co., Ltd.............    45,500      355,195
    Dong-Il Corp........................................    19,098      922,885
    Dongbang Agro Co....................................    14,130       83,878
  # Dongbang Transport Logistics Co., Ltd...............   244,640      534,946
    Dongbu CNI Co., Ltd.................................    16,040       68,245
 #* Dongbu Corp.........................................    53,090      147,847
 #* Dongbu HiTek Co., Ltd...............................   368,964    2,517,651
    Dongbu Securities Co., Ltd..........................   351,526    1,063,740
 #* Dongbu Steel Co., Ltd...............................   385,814    1,164,036
  # Dongil Industries Co., Ltd..........................    18,961      883,720
  * Dongkook Industrial Co., Ltd........................   248,640      525,134
    Dongkuk Steel Mill Co., Ltd.........................   719,049    8,098,660
  # DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd..........   114,484      470,189
  # Dongsung Holdings Co., Ltd..........................   195,870    1,079,543
  # Dongwha Pharm Co., Ltd..............................   261,900    1,200,420
  # Dongwon F&B Co., Ltd................................    18,686    2,305,319
  * Dongwon Systems Corp................................     3,175       25,331
    Dongyang Mechatronics Corp..........................    11,660      113,062
    Doosan Corp.........................................   109,796   13,939,054
 #* Doosan Engine Co., Ltd..............................   112,890      848,188
 #* Doosan Engineering & Construction Co., Ltd..........    36,428      547,943
  # Doosan Heavy Industries & Construction Co., Ltd.....   125,000    4,239,708
  * Doosan Infracore Co., Ltd...........................   354,010    4,250,378
    DRB Holding Co., Ltd................................   268,611    1,782,413
    E-Mart Co., Ltd.....................................    37,775    9,105,059
 #* Eagon Industries Co., Ltd...........................    13,300      189,872
    Eugene Corp.........................................   199,842      513,408
  * Eugene Investment & Securities Co., Ltd.............   763,229    1,464,785
    Fursys, Inc.........................................    31,503      905,212
  # Gaon Cable Co., Ltd.................................    18,587      362,587
    Global & Yuasa Battery Co., Ltd.....................    34,827    1,759,552
  * GNCO Co., Ltd.......................................    56,982       66,056
    Green Cross Holdings Corp...........................    50,710      630,087
  # GS Engineering & Construction Corp..................   515,821   15,982,149
    GS Global Corp......................................     3,370       26,050
    GS Holdings.........................................   750,939   35,599,354
    Gwangju Shinsegae Co., Ltd..........................     5,985    1,350,610
  # Halla Corp..........................................   247,941    1,128,511
    Hana Financial Group, Inc........................... 4,056,969  153,513,213
  # Handok, Inc.........................................    34,880      560,769
    Handsome Co., Ltd...................................   214,790    5,753,456
    Hanil Cement Co., Ltd...............................    52,145    4,395,427
    Hanil E-Wha Co., Ltd................................     2,460       38,004
 #* Hanjin Heavy Industries & Construction Co., Ltd.....   677,791    8,413,533
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................   181,040    1,850,786
  * Hanjin Kal Corp.....................................    12,388      270,538
 #* Hanjin Shipping Co., Ltd............................ 1,206,540    7,162,075
 #* Hanjin Shipping Holdings Co., Ltd...................   164,924      690,027
    Hanjin Transportation Co., Ltd......................   140,220    3,320,803
  * Hankuk Glass Industries, Inc........................    26,220      418,162
    Hankuk Paper Manufacturing Co., Ltd.................    32,780      789,955
  * Hanmi Science Co., Ltd..............................    11,791      142,977

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Hanmi Semiconductor Co., Ltd.........................    43,350 $    440,611
 #* Hansol HomeDeco Co., Ltd.............................   321,490      576,860
    Hansol Paper Co......................................   647,244    7,252,688
  # Hanwha Chemical Corp................................. 1,430,855   26,269,046
    Hanwha Corp..........................................   594,563   20,008,138
 #* Hanwha General Insurance Co., Ltd....................   189,722      897,887
  * Hanwha Investment & Securities Co., Ltd..............   918,791    2,911,180
    Hanwha Life Insurance Co., Ltd....................... 1,498,105   10,211,322
    Hanwha Timeworld Co., Ltd............................    12,290      356,034
    Hanyang Securities Co., Ltd..........................    90,530      522,184
  # Heung-A Shipping Co., Ltd............................   632,727      785,263
  # Hitejinro Holdings Co., Ltd..........................    99,611    1,065,034
    HMC Investment Securities Co., Ltd...................   259,785    2,217,559
  # HS R&A Co., Ltd......................................    37,336      556,885
    Humax Co., Ltd.......................................    42,979      464,819
  # Husteel Co., Ltd.....................................    59,490      997,193
    Hwacheon Machine Tool Co., Ltd.......................    14,227      678,953
    Hyosung Corp.........................................   380,987   23,798,096
 #* Hyundai BNG Steel Co., Ltd...........................   145,750    2,042,260
  # Hyundai Development Co...............................   904,704   20,398,299
    Hyundai Heavy Industries Co., Ltd....................   232,115   47,973,797
    Hyundai Hy Communications & Networks Co., Ltd........   207,730    1,092,627
  # Hyundai Mipo Dockyard................................    79,837   12,807,732
    Hyundai Motor Co.....................................   310,959   67,485,928
  # Hyundai Securities Co., Ltd.......................... 1,779,448    9,482,922
  # Hyundai Steel Co..................................... 1,192,935   84,020,592
  # Hyunjin Materials Co., Ltd...........................    64,806      404,220
  # Il Dong Pharmaceutical Co., Ltd......................   133,130    1,971,159
  # Iljin Electric Co., Ltd..............................   285,940    1,895,615
  # Ilshin Spinning Co., Ltd.............................    16,366    1,752,268
  # Ilsung Pharmaceuticals Co., Ltd......................     9,407      670,061
  # Industrial Bank of Korea............................. 2,572,180   29,687,369
    Intergis Co., Ltd....................................    24,590      153,928
    INTOPS Co., Ltd......................................    62,298    1,150,111
    Inzi Controls Co., Ltd...............................    89,540      376,690
  # INZI Display Co., Ltd................................   337,768      511,109
 #* IS Dongseo Co., Ltd..................................   121,855    1,873,788
  # ISU Chemical Co., Ltd................................   164,530    1,875,261
 #* JB Financial Group Co., Ltd..........................   946,863    6,072,316
  # Jeil Pharmaceutical Co...............................    73,180    1,000,874
    JW Pharmaceutical Corp...............................   107,982    1,617,079
    KB Financial Group, Inc.............................. 2,888,503   99,191,228
  * KB Financial Group, Inc. ADR......................... 3,180,416  106,702,957
  # KC Tech Co., Ltd.....................................   332,012    1,700,385
    KCC Corp.............................................    64,340   29,302,305
  * Keangnam Enterprises, Ltd............................   131,000      545,062
 #* KEC Corp.............................................   124,522       91,502
  # Keyang Electric Machinery Co., Ltd...................   393,920    1,061,832
  # KG Chemical Corp.....................................    47,243      750,942
    KISCO Corp...........................................    56,021    1,392,894
  # KISCO Holdings Co., Ltd..............................    11,673      440,000
  # Kishin Corp..........................................   109,475      764,673
    KISWIRE, Ltd.........................................    69,836    2,299,054

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Kolon Corp...........................................    85,335 $  1,278,281
  * Kolon Global Corp....................................   308,890      872,732
  # Kolon Industries, Inc................................   178,594    8,353,331
    Korea Airport Service Co., Ltd.......................    11,070      265,412
  # Korea Cast Iron Pipe Industries Co., Ltd.............     7,358       25,477
    Korea Electric Terminal Co., Ltd.....................    89,230    3,437,958
  # Korea Export Packaging Industrial Co., Ltd...........     5,290      109,862
 #* Korea Flange Co., Ltd................................    58,810      648,729
    Korea Investment Holdings Co., Ltd...................   542,836   19,866,710
  * Korea Petrochemical Ind Co., Ltd.....................    45,171    3,148,686
  * Korean Air Lines Co., Ltd............................    25,635      816,249
    Korean Reinsurance Co................................   116,412    1,223,331
  # KPF..................................................    36,644      192,867
    KPX Chemical Co., Ltd................................    12,852      785,019
  * KTB Investment & Securities Co., Ltd................. 1,066,210    2,186,761
    Kukdo Chemical Co., Ltd..............................    51,898    2,497,747
  # Kumho Electric Co., Ltd..............................    52,624    1,287,584
  # Kunsul Chemical Industrial Co., Ltd..................    26,860      692,473
    Kwang Dong Pharmaceutical Co., Ltd...................    90,270      624,492
 #* Kyeryong Construction Industrial Co., Ltd............    42,770      339,194
    Kyobo Securities Co..................................   272,242    1,186,594
  # Kyung Dong Navien Co., Ltd...........................    11,480      205,571
  # Kyung-In Synthetic Corp..............................   184,400      690,650
    Kyungbang, Ltd.......................................    10,105    1,052,223
    LG Corp.............................................. 1,083,610   57,627,245
 #* LG Display Co., Ltd.................................. 1,309,420   30,582,951
 #* LG Display Co., Ltd. ADR............................. 3,996,524   46,879,227
  # LG Electronics, Inc.................................. 1,776,548  108,183,328
    LG Hausys, Ltd.......................................    40,987    5,954,079
    LG International Corp................................    60,310    1,658,498
    LG Uplus Corp........................................ 3,029,481   31,019,365
    LIG Insurance Co., Ltd...............................    54,200    1,586,244
    Livart Furniture Co., Ltd............................    29,460      366,208
  # Lotte Chemical Corp..................................    52,363   10,142,159
    Lotte Chilsung Beverage Co., Ltd.....................     9,880   15,013,960
    Lotte Confectionery Co., Ltd.........................     9,339   16,271,927
  * Lotte Non-Life Insurance Co., Ltd....................    23,240       72,706
    Lotte Shopping Co., Ltd..............................   166,351   58,849,968
    Meritz Financial Group Inc...........................    16,600      114,786
    Meritz Securities Co., Ltd........................... 2,576,974    4,258,173
    Mi Chang Oil Industrial Co., Ltd.....................     4,691      313,284
    Mirae Asset Securities Co., Ltd......................   414,359   13,730,401
  # MK Electron Co., Ltd.................................    99,673      387,952
    Moorim P&P Co., Ltd..................................   422,608    1,977,454
 #* Moorim Paper Co., Ltd................................   205,480      541,366
    Motonic Corp.........................................   121,010    1,286,106
  # Namhae Chemical Corp.................................    23,510      164,869
    Namyang Dairy Products Co., Ltd......................     4,383    3,562,282
    National Plastic Co..................................   143,890      749,012
 #* NEOWIZ HOLDINGS Corp.................................    69,796      799,267
  # Nexen Corp...........................................    13,326      969,337
    NH Investment & Securities Co., Ltd..................   406,621    1,869,528
    NICE Holdings Co., Ltd...............................     5,590       72,038

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  # NK Co., Ltd..........................................   196,310 $    626,078
  # Nong Shim Holdings Co., Ltd..........................    24,347    1,898,803
    NongShim Co., Ltd....................................    40,829   10,335,874
  # OCI Materials Co., Ltd...............................     5,913      167,648
 #* Osung LST Co., Ltd...................................   184,874      250,448
    Ottogi Corp..........................................     6,388    2,351,311
  # Paik Kwang Industrial Co., Ltd.......................   100,134      264,329
 #* Pan Ocean Co., Ltd...................................    47,845      190,890
 #* PaperCorea, Inc......................................   404,380      228,008
    Poongsan Corp........................................   422,600   10,261,988
    Poongsan Holdings Corp...............................    49,788    1,355,119
    POSCO................................................   681,110  189,348,604
    POSCO ADR............................................ 1,626,923  110,614,495
  * POSCO Coated & Color Steel Co., Ltd..................    23,830      317,247
  * PSK, Inc.............................................     9,234       89,203
    Pulmuone Holdings Co., Ltd...........................     7,118      508,670
    Pyeong Hwa Automotive Co., Ltd.......................     6,626      128,817
  # S&T Dynamics Co., Ltd................................   380,544    4,236,805
    S&T Holdings Co., Ltd................................    87,883    1,261,799
  # S&T Motiv Co., Ltd...................................   128,920    3,317,683
    Saeron Automotive Corp...............................     1,995       17,441
  * Sajo Industries Co., Ltd.............................    11,546      301,373
    Sam Young Electronics Co., Ltd.......................   159,570    1,395,080
    Sam Yung Trading Co., Ltd............................    23,744      399,586
  # SAMHWA Paints Industrial Co., Ltd....................     2,030       21,796
  # Samick Musical Instruments Co., Ltd.................. 1,125,740    2,200,180
    Samsung C&T Corp..................................... 1,386,322   75,393,583
    Samsung Life Insurance Co., Ltd......................       895       85,866
  # Samsung SDI Co., Ltd.................................   513,951   68,191,992
  # Samyang Genex Co., Ltd...............................    11,337      952,856
    Samyang Holdings Corp................................    89,042    5,695,068
    Samyang Tongsang Co., Ltd............................     8,060      194,104
  # Samyoung Chemical Co., Ltd...........................   220,260      415,693
    SAVEZONE I&C Corp....................................    27,710      129,329
    Seah Besteel Corp....................................   168,664    3,697,630
    SeAH Holdings Corp...................................    13,089    1,136,605
    SeAH Steel Corp......................................    36,098    2,747,641
  # Sebang Co., Ltd......................................   137,830    2,448,378
  # Sejong Industrial Co., Ltd...........................   102,930    1,559,016
  # Sempio Foods Co......................................     3,110       70,785
 #* Seohee Construction Co., Ltd......................... 1,753,286    1,013,827
  * Seong An Co., Ltd....................................    86,190       52,575
    Seowon Co., Ltd......................................    86,070      133,780
  * Sewon Cellontech Co., Ltd............................    12,330       29,062
 #* SG Corp.............................................. 1,945,560    1,095,566
    Shin Poong Pharmaceutical Co., Ltd...................   125,325      561,910
    Shinhan Financial Group Co., Ltd..................... 5,360,909  226,232,813
 #* Shinhan Financial Group Co., Ltd. ADR................ 1,630,308   67,478,448
    Shinsegae Co., Ltd...................................    41,475    8,855,494
    Shinsegae Information & Communication Co., Ltd.......     5,726      425,167
 #* Shinsung Solar Energy Co., Ltd.......................   765,627      815,354
 #* Shinsung Tongsang Co., Ltd........................... 1,106,860      953,835
    Shinyoung Securities Co., Ltd........................    35,820    1,326,841

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
  # Silla Co., Ltd.......................................    64,953 $ 1,497,924
    Sindoh Co., Ltd......................................    43,098   2,485,785
    SJM Co., Ltd.........................................     9,114      85,452
    SK Chemicals Co., Ltd................................   113,742   6,176,004
    SK Gas, Ltd..........................................    47,686   3,214,263
    SK Holdings Co., Ltd.................................   530,249  88,298,427
    SK Innovation Co., Ltd...............................   845,193  98,913,106
    SK Networks Co., Ltd................................. 2,219,296  17,369,720
  * SK Securities Co., Ltd............................... 3,931,860   2,605,421
  # SKC Co., Ltd.........................................    42,000   1,202,333
  # SL Corp..............................................   140,660   2,254,302
  # Songwon Industrial Co., Ltd..........................   121,460   1,070,555
  * Ssangyong Cement Industrial Co., Ltd.................   289,296   2,044,838
  * STX Engine Co., Ltd..................................   293,680   1,049,532
 #* STX Offshore & Shipbuilding Co., Ltd.................   283,546   1,399,991
    Suheung Capsule Co., Ltd.............................    22,720     758,111
    Sun Kwang Co., Ltd...................................    20,098     329,215
  * Sungchang Enterprise Holdings, Ltd...................    16,000     259,625
  * Sungshin Cement Co., Ltd.............................    78,030     510,848
    Sungwoo Hitech Co., Ltd..............................    66,157     946,235
  # Tae Kyung Industrial Co., Ltd........................   116,020     513,579
    Taekwang Industrial Co., Ltd.........................     4,300   5,628,810
 #* Taewoong Co., Ltd....................................    70,311   1,721,595
    Taeyoung Engineering & Construction Co., Ltd.........   564,040   2,844,957
  # Tailim Packaging Industrial Co., Ltd.................   374,220     685,952
    TCC Steel............................................    51,210     159,379
 #* TK Chemical Corp.....................................   329,048     565,476
  * Tong Kook Corp.......................................       607          --
  # Tong Yang Moolsan Co., Ltd...........................    72,180     552,981
    Tongyang Life Insurance..............................    79,490     804,716
  # TONGYANG Securities, Inc.............................   918,859   2,022,570
  * Top Engineering Co., Ltd.............................    49,113     189,902
  # TS Corp..............................................    65,206   1,694,025
  # Unid Co., Ltd........................................    46,751   2,597,189
    Union Steel..........................................    38,477     537,150
 #* WillBes & Co. (The)..................................   538,070     495,672
    Wiscom Co., Ltd......................................    32,980     151,844
 #* Woongjin Energy Co., Ltd.............................   751,750   1,531,944
 #* Woongjin Thinkbig Co., Ltd...........................   156,120   1,004,096
    Wooree ETI Co., Ltd..................................    87,561     210,604
    Woori Finance Holdings Co., Ltd...................... 5,125,817  58,640,227
  * Woori Finance Holdings Co., Ltd. ADR.................     8,505     288,575
    Woori Financial Co., Ltd.............................    93,191   1,797,625
    Woori Investment & Securities Co., Ltd............... 2,467,643  20,823,247
  # WooSung Feed Co., Ltd................................   284,940     796,968
    YESCO Co., Ltd.......................................    30,550   1,029,925
  # Yoosung Enterprise Co., Ltd..........................    76,905     292,498
    YooSung T&S Co., Ltd.................................    27,033      43,299
    Youlchon Chemical Co., Ltd...........................   159,540   1,770,352
  # Young Poong Corp.....................................     4,632   5,259,002
  * Young Poong Mining & Construction Corp...............    18,030          --
  # Young Poong Precision Corp...........................    48,300     429,503
    Youngone Holdings Co., Ltd...........................    26,548   1,788,015

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
    YuHwa Securities Co., Ltd............................     28,680 $      316,064
  * Zinus, Inc...........................................      1,866             --
                                                                     --------------
TOTAL SOUTH KOREA........................................             2,790,306,081
                                                                     --------------
TAIWAN -- (15.2%)
  # Ability Enterprise Co., Ltd..........................  2,467,000      1,566,284
    AcBel Polytech, Inc..................................  4,916,219      5,097,700
    Accton Technology Corp...............................  8,825,156      4,767,882
 #* Acer, Inc............................................ 47,368,364     27,976,913
    ACES Electronic Co., Ltd.............................    569,000        492,087
  # ACHEM TECHNOLOGY Corp................................  3,146,318      2,086,089
  * Action Electronics Co., Ltd..........................  3,511,084        744,990
  * Advanced Connectek, Inc..............................    415,000        194,037
    Advanced International Multitech Co., Ltd............    178,000        187,135
  * Advanced Wireless Semiconductor Co...................    232,000        110,434
 #* AGV Products Corp....................................  7,871,701      2,340,120
    AimCore Technology Co., Ltd..........................    595,797        706,913
    Alcor Micro Corp.....................................    324,000        365,933
  # Allis Electric Co., Ltd..............................  1,471,000        472,390
    Alpha Networks, Inc..................................  5,949,237      4,833,489
    Altek Corp...........................................  6,185,808      5,825,088
  # Ambassador Hotel (The)...............................    918,000        891,894
    AMPOC Far-East Co., Ltd..............................  1,772,000      1,403,745
    AmTRAN Technology Co., Ltd........................... 11,493,956      7,411,456
    Anpec Electronics Corp...............................    147,000        111,230
  # APCB, Inc............................................  2,584,000      1,642,328
    Apex Science & Engineering...........................     88,248         53,090
  # Arcadyan Technology Corp.............................  1,217,931      2,090,481
    Ardentec Corp........................................  1,629,280      1,340,110
  * Arima Communications Corp............................    251,566        115,802
  # Asia Cement Corp..................................... 25,637,049     31,443,791
  * Asia Optical Co., Inc................................  4,243,290      4,432,307
  # Asia Polymer Corp....................................  4,449,478      3,783,485
  # Asia Vital Components Co., Ltd.......................  4,933,984      3,208,348
    Asustek Computer, Inc................................    730,000      6,697,437
 #* AU Optronics Corp.................................... 53,434,812     15,528,937
 #* AU Optronics Corp. Sponsored ADR.....................  9,342,184     25,784,428
  # Audix Corp...........................................  1,814,164      1,857,762
    Avermedia Technologies...............................  3,229,000      1,425,528
  * Avision, Inc.........................................  2,782,555        908,311
  # AVY Precision Technology, Inc........................    166,000        255,345
    Bank of Kaohsiung....................................  6,588,900      2,060,042
    Basso Industry Corp..................................    537,000        530,440
  # BES Engineering Corp................................. 25,807,443      7,298,439
  # Biostar Microtech International Corp.................  2,799,055      1,303,309
  * Bright Led Electronics Corp..........................  1,595,000        950,559
  # C Sun Manufacturing, Ltd.............................  2,535,837      1,694,147
  # Cameo Communications, Inc............................  3,060,197        953,684
    Capital Securities Corp.............................. 24,786,447      9,627,240
  # Career Technology MFG. Co., Ltd......................  2,199,000      2,297,655
    Carnival Industrial Corp.............................  6,172,000      1,723,466
    Cathay Chemical Works................................    959,000        572,940
    Cathay Real Estate Development Co., Ltd.............. 14,314,421      8,552,548

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
    Celxpert Energy Corp.................................     262,000 $   132,433
    Central Reinsurance Co., Ltd.........................   2,562,016   1,216,842
    ChainQui Construction Development Co., Ltd...........   1,547,173   1,258,282
  * Champion Building Materials Co., Ltd.................   6,381,828   2,627,490
  * Chang Ho Fibre Corp..................................      76,000      25,915
    Chang Hwa Commercial Bank............................  88,718,711  52,464,145
  # Channel Well Technology Co., Ltd.....................     972,000     521,934
    Charoen Pokphand Enterprise..........................   3,296,000   1,714,666
    Chen Full International Co., Ltd.....................   1,262,000   1,042,427
    Cheng Loong Corp.....................................  13,870,659   6,514,245
    Cheng Uei Precision Industry Co., Ltd................   5,051,635  10,712,208
    Chia Chang Co., Ltd..................................   1,045,000   1,317,239
  * Chia Hsin Cement Corp................................   7,583,191   3,875,398
    Chien Kuo Construction Co., Ltd......................   4,979,247   2,269,809
  * Chien Shing Stainless Steel Co., Ltd.................   1,034,000     141,519
    Chilisin Electronics Corp............................   1,683,836   1,502,173
    Chin-Poon Industrial Co., Ltd........................   6,084,815  10,060,903
  * China Airlines, Ltd..................................  46,049,353  16,198,248
    China Chemical & Pharmaceutical Co., Ltd.............   4,203,264   3,155,224
    China Development Financial Holding Corp............. 207,531,960  60,378,604
    China Electric Manufacturing Corp....................   4,084,200   1,819,439
    China General Plastics Corp..........................   7,124,260   3,734,644
  # China Glaze Co., Ltd.................................   2,312,363   1,246,401
    China Life Insurance Co., Ltd........................  12,065,780  11,498,802
  * China Man-Made Fiber Corp............................  21,204,813   8,547,220
    China Metal Products.................................   3,460,362   4,227,412
  # China Motor Corp.....................................  11,464,749  10,631,058
  # China Petrochemical Development Corp.................  33,049,397  14,581,240
  # China Steel Corp.....................................   2,041,000   1,753,244
    China Steel Structure Co., Ltd.......................   1,435,219   1,594,275
    China Synthetic Rubber Corp..........................   8,076,711   7,442,754
  * China United Trust & Investment Corp.................     493,999          --
  * China Wire & Cable Co., Ltd..........................   2,900,000   1,288,892
  # Chinese Maritime Transport, Ltd......................   1,496,000   1,907,523
  * Chun YU Works & Co., Ltd.............................   2,927,000   1,093,543
    Chun Yuan Steel......................................   6,454,287   2,427,324
    Chung Hsin Electric & Machinery Manufacturing Corp...   6,609,000   4,374,172
  * Chung Hung Steel Corp................................  12,553,046   3,539,516
 #* Chung Hwa Pulp Corp..................................   6,904,011   2,099,050
  * Chung Shing Textile Co., Ltd.........................         600          --
  * Chunghwa Picture Tubes, Ltd..........................  55,899,412   3,191,177
 #* CMC Magnetics Corp...................................  52,168,830   8,328,633
    CoAsia Microelectronics Corp.........................   1,437,350     728,613
    Collins Co., Ltd.....................................   2,467,224     885,023
  # Compal Electronics, Inc..............................  73,788,332  54,854,296
    Compeq Manufacturing Co., Ltd........................  21,479,000  11,941,403
  * Compex International Co., Ltd........................      46,400          --
  * Concord Securities Corp..............................   1,749,000     499,709
    Continental Holdings Corp............................   7,293,848   2,611,660
    Coretronic Corp......................................   8,471,000   7,847,007
  * Cosmos Bank Taiwan...................................     948,872     499,413
    Coxon Precise Industrial Co., Ltd....................   2,326,000   3,653,299
    Creative Sensor, Inc.................................     359,000     231,111

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
  * Crystalwise Technology, Inc..........................     281,000 $   296,151
    CSBC Corp. Taiwan....................................   6,014,654   3,869,119
    CTBC Financial Holding Co., Ltd......................  86,725,355  57,089,972
    CviLux Corp..........................................      22,000      26,726
    D-Link Corp..........................................  11,107,939   7,032,516
  # DA CIN Construction Co., Ltd.........................   2,614,579   2,335,698
 #* Danen Technology Corp................................      22,000      10,719
    Darfon Electronics Corp..............................   7,188,950   4,798,154
  # Delpha Construction Co., Ltd.........................   3,970,016   1,538,358
  * Der Pao Construction Co., Ltd........................   1,139,000          --
    DFI, Inc.............................................     387,280     443,137
  * Dynamic Electronics Co., Ltd.........................   4,558,324   1,647,078
 #* E Ink Holdings, Inc..................................   9,534,000   5,088,126
  * E-Ton Solar Tech Co., Ltd............................   4,038,443   2,314,397
  # E.Sun Financial Holding Co., Ltd.....................  74,787,913  46,365,874
  * Eastern Media International Corp.....................   6,321,597   3,001,563
    Edimax Technology Co., Ltd...........................   3,202,902   1,339,323
  # Edison Opto Corp.....................................     862,000   1,032,310
    Edom Technology Co., Ltd.............................     943,800     467,321
  # Elite Material Co., Ltd..............................   3,299,905   2,831,204
    Elite Semiconductor Memory Technology, Inc...........   1,776,000   2,087,563
    Elitegroup Computer Systems Co., Ltd.................   8,410,341   4,951,017
    ENG Electric Co., Ltd................................     657,000     570,867
    EnTie Commercial Bank................................   2,271,232   1,102,797
  * Entire Technology Co., Ltd...........................      20,000      20,288
  * Episil Technologies, Inc.............................   3,317,000   1,091,598
  # Epistar Corp.........................................  15,158,000  33,684,672
    Eternal Chemical Co., Ltd............................   1,630,000   1,523,215
  * Etron Technology, Inc................................   2,659,000   1,166,827
  * Eva Airways Corp.....................................   9,947,850   5,292,654
  * Ever Fortune Industrial Co., Ltd.....................     409,000          --
  * Everest Textile Co., Ltd.............................   3,892,002   1,286,168
    Evergreen International Storage & Transport Corp.....   9,778,000   6,574,550
  * Evergreen Marine Corp. Taiwan, Ltd...................  33,447,998  19,618,633
    Everlight Chemical Industrial Corp...................   1,994,005   1,620,862
    Everlight Electronics Co., Ltd.......................   2,417,000   5,745,494
  * Everspring Industry Co., Ltd.........................     686,180     514,026
    Excelsior Medical Co., Ltd...........................   1,410,200   2,612,504
    Far Eastern Department Stores, Ltd...................   4,919,652   4,472,834
  # Far Eastern International Bank.......................  27,026,817  10,536,009
  * Farglory F T Z Investment Holding Co., Ltd...........     791,000     659,977
    Farglory Land Development Co., Ltd...................     727,264   1,164,760
    Federal Corp.........................................   6,978,685   5,249,184
  * First Copper Technology Co., Ltd.....................   3,667,750   1,270,562
    First Financial Holding Co., Ltd..................... 126,973,215  75,908,722
    First Hotel..........................................   1,187,590     767,123
  # First Insurance Co., Ltd.............................   4,017,064   2,661,506
    First Steamship Co., Ltd.............................   5,683,173   3,508,671
    Forhouse Corp........................................   8,078,635   3,063,007
  # Formosa Advanced Technologies Co., Ltd...............   1,342,000     770,932
 #* Formosa Epitaxy, Inc.................................   8,894,000   5,311,237
    Formosa Oilseed Processing...........................   1,111,977     413,990
    Formosa Taffeta Co., Ltd.............................  10,729,511  11,340,060

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
TAIWAN -- (Continued)
    Formosan Rubber Group, Inc...........................  8,194,000 $  7,516,135
    Formosan Union Chemical..............................  2,827,034    1,353,556
    Fortune Electric Co., Ltd............................    436,000      256,229
  # Founding Construction & Development Co., Ltd.........  3,092,474    1,950,332
    Foxlink Image Technology Co., Ltd....................    582,000      389,054
  * Froch Enterprise Co., Ltd............................  1,898,000      598,114
  # FSP Technology, Inc..................................  1,871,283    1,859,150
    Fubon Financial Holding Co., Ltd..................... 88,739,471  125,189,899
    Fullerton Technology Co., Ltd........................  1,753,200    1,548,899
 #* Fulltech Fiber Glass Corp............................  4,907,690    1,863,620
  # Fwusow Industry Co., Ltd.............................  2,782,995    1,340,588
  # G Shank Enterprise Co., Ltd..........................  2,883,880    2,175,487
    G Tech Optoelectronics Corp..........................    100,000      126,491
  * Gallant Precision Machining Co., Ltd.................  1,688,000      676,554
  # Gemtek Technology Corp...............................  6,730,962    6,580,336
 #* Genesis Photonics, Inc...............................  2,541,000    1,318,948
    Genius Electronic Optical Co., Ltd...................      9,000       27,474
  # Getac Technology Corp................................ 11,072,065    5,474,799
 #* Giantplus Technology Co., Ltd........................  1,289,100      387,863
    Giga Solution Tech Co., Ltd..........................    548,000      306,716
    Gigabyte Technology Co., Ltd.........................  9,308,287   12,284,179
  * Gigastorage Corp.....................................  5,891,600    6,783,798
 #* Gintech Energy Corp..................................  6,960,942    7,073,753
  * Global Brands Manufacture, Ltd.......................  5,083,951    1,828,314
  # Global Lighting Technologies, Inc....................    585,000      636,250
  * Globe Union Industrial Corp..........................  2,671,000    1,762,536
    Gloria Material Technology Corp......................  4,970,150    3,667,276
 #* Gold Circuit Electronics, Ltd........................  9,631,965    2,309,851
    Goldsun Development & Construction Co., Ltd.......... 23,939,261    9,596,915
    Good Will Instrument Co., Ltd........................    466,380      290,180
    Grand Pacific Petrochemical.......................... 17,166,000   12,430,887
    Great China Metal Industry...........................    871,000    1,074,216
    Great Wall Enterprise Co., Ltd.......................  4,048,767    3,500,814
 #* Green Energy Technology, Inc.........................  4,571,880    4,545,691
 #* GTM Corp.............................................  2,449,000    1,606,372
  # Hannstar Board Corp..................................  5,582,635    2,096,571
 #* HannStar Display Corp................................ 49,769,000   16,927,914
 #* Harvatek Corp........................................  3,454,459    1,849,526
  * Helix Technology, Inc................................     29,585           --
    Hey Song Corp........................................  3,025,500    3,137,772
    Hiroca Holdings, Ltd.................................     13,500       48,578
  * HiTi Digital, Inc....................................    100,175      104,319
  # Hitron Technology, Inc...............................  3,410,525    1,919,495
    Ho Tung Chemical Corp................................ 13,367,052    6,253,498
 #* Hocheng Corp.........................................  4,501,300    1,496,689
    Hold-Key Electric Wire & Cable Co., Ltd..............    515,124      163,133
    Holy Stone Enterprise Co., Ltd.......................  2,793,650    3,874,190
  # Hong TAI Electric Industrial.........................  3,949,000    1,289,816
    Horizon Securities Co., Ltd..........................  5,065,000    1,710,355
    Hsin Kuang Steel Co., Ltd............................  4,316,124    2,734,607
    Hsing TA Cement Co...................................  2,071,980      807,932
    HUA ENG Wire & Cable.................................  7,710,035    2,900,238
    Hua Nan Financial Holdings Co., Ltd.................. 50,623,430   28,515,271

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
  * Hua Yu Lien Development Co., Ltd.....................       2,799 $     4,892
  * Hualon Corp..........................................     257,040          --
    Hung Ching Development & Construction Co., Ltd.......   1,987,468   1,163,608
    Hung Poo Real Estate Development Corp................   3,576,655   3,450,234
    Hung Sheng Construction Co., Ltd.....................   8,769,892   6,445,479
    Huxen Corp...........................................     572,281     935,651
  * Hwa Fong Rubber Co., Ltd.............................   2,094,800   1,347,673
    I-Chiun Precision Industry Co., Ltd..................   3,920,000   2,493,585
    Ichia Technologies, Inc..............................   7,023,260   4,141,920
    Infortrend Technology, Inc...........................     880,000     541,241
 #* Innolux Corp......................................... 124,406,745  43,141,795
 #* Inotera Memories, Inc................................  32,779,728  25,194,988
 #* Inpaq Technology Co., Ltd............................     434,000     556,322
    Integrated Memory Logic, Ltd.........................     165,000     365,008
    Inventec Corp........................................  34,993,277  32,284,974
    ITE Technology, Inc..................................   2,816,479   2,423,569
 #* J Touch Corp.........................................     832,000     731,140
  * Janfusun Fancyworld Corp.............................     600,179     115,113
    Jentech Precision Industrial Co., Ltd................      17,000      45,871
  # Jess-Link Products Co., Ltd..........................   1,299,000   1,387,717
    Jih Sun Financial Holdings Co., Ltd..................   4,227,995   1,234,244
    K Laser Technology, Inc..............................   1,782,601   1,068,506
    Kang Na Hsiung Enterprise Co., Ltd...................   1,655,078     920,384
    Kao Hsing Chang Iron & Steel.........................     726,700     330,286
  # Kaulin Manufacturing Co., Ltd........................   2,961,656   2,193,439
    KEE TAI Properties Co., Ltd..........................      28,000      17,270
  * Kenmec Mechanical Engineering Co., Ltd...............   2,052,000     967,916
    King Yuan Electronics Co., Ltd.......................  21,676,805  14,807,915
    King's Town Bank.....................................  11,813,012  11,505,154
  * King's Town Construction Co., Ltd....................      44,000      42,127
    Kingdom Construction Co..............................   4,919,000   4,971,076
    Kinko Optical Co., Ltd...............................     620,000     610,984
  # Kinpo Electronics....................................  19,097,375   7,077,189
    KS Terminals, Inc....................................   1,265,880   1,520,648
    Kung Sing Engineering Corp...........................   2,427,000   1,135,640
    Kuoyang Construction Co., Ltd........................   7,664,840   4,748,463
    Kwong Fong Industries................................   4,296,720   2,682,208
    KYE Systems Corp.....................................   4,677,000   1,878,493
    L&K Engineering Co., Ltd.............................   2,019,000   1,832,447
    LAN FA Textile.......................................   3,158,713     966,268
    LCY Chemical Corp....................................     409,000     519,087
  # Leader Electronics, Inc..............................   1,648,056     824,638
    Lealea Enterprise Co., Ltd...........................  12,751,118   4,526,569
  # Ledtech Electronics Corp.............................     310,000     221,268
  # LEE CHI Enterprises Co., Ltd.........................   3,466,900   1,888,045
  # Lelon Electronics Corp...............................   1,540,200   1,454,033
 #* Leofoo Development Co................................   5,435,774   2,235,697
    LES Enphants Co., Ltd................................     692,000     482,957
  # Lextar Electronics Corp..............................   1,849,000   2,007,147
 #* Li Peng Enterprise Co., Ltd..........................  10,180,703   4,631,708
    Lien Hwa Industrial Corp.............................   9,006,990   5,714,116
    Lingsen Precision Industries, Ltd....................   6,761,480   3,830,211
  # Lite-On Semiconductor Corp...........................   5,612,190   3,583,831

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- ------------
TAIWAN -- (Continued)
    Lite-On Technology Corp..............................  30,042,075 $ 44,492,569
    Long Chen Paper Co., Ltd.............................   8,428,253    4,358,054
  # Longwell Co..........................................   1,333,000    1,231,744
  # Lotes Co., Ltd.......................................   1,030,000    2,330,256
  * Lucky Cement Corp....................................   3,099,000      826,849
 #* Macronix International...............................  72,368,913   15,936,104
    Marketech International Corp.........................   2,211,000    1,311,228
    Masterlink Securities Corp...........................  16,637,000    5,683,454
    Maxtek Technology Co., Ltd...........................     102,000       57,753
  # Mayer Steel Pipe Corp................................   2,472,456    1,097,600
    Maywufa Co., Ltd.....................................     252,070      122,595
    Mega Financial Holding Co., Ltd...................... 145,883,915  117,783,488
  * Megamedia Corp.......................................         782           --
    Meiloon Industrial Co................................   1,613,084    1,029,688
    Mercuries & Associates, Ltd..........................   1,863,937    1,226,798
  * Mercuries Data Systems, Ltd..........................     655,800      184,262
 #* Mercuries Life Insurance Co., Ltd....................     489,000      313,691
    Micro-Star International Co., Ltd....................  14,542,985   12,652,681
  * Microelectronics Technology, Inc.....................     721,826      438,454
    Mirle Automation Corp................................     565,550      500,120
  * Mitac Holdings Corp..................................  10,023,725    8,552,590
  * Mosel Vitelic, Inc...................................   7,422,506    1,530,515
  * Motech Industries, Inc...............................   2,072,000    3,655,780
    MPI Corp.............................................       7,000       18,075
  * Nan Ren Lake Leisure Amusement Co., Ltd..............     917,000      425,966
 #* Nan Ya Printed Circuit Board Corp....................   3,855,000    4,583,103
  # Nantex Industry Co., Ltd.............................   2,345,766    1,504,327
  * Nanya Technology Corp................................   3,851,000      628,730
  * Neo Solar Power Corp.................................   4,943,066    5,768,749
    New Asia Construction & Development Corp.............   1,810,304      452,268
    New Era Electronics Co., Ltd.........................     146,000      198,373
    Nichidenbo Corp......................................     101,330       91,980
    Nien Hsing Textile Co., Ltd..........................   4,491,721    4,448,355
  # Nishoku Technology, Inc..............................     260,000      428,607
  * Ocean Plastics Co., Ltd..............................     628,000      758,487
  * Optimax Technology Corp..............................   1,085,597      209,641
    OptoTech Corp........................................   9,532,000    4,585,570
  * Orient Semiconductor Electronics, Ltd................   5,501,276    1,173,428
  # Pacific Construction Co..............................   2,529,452      808,348
 #* Pan Jit International, Inc...........................   6,633,837    3,071,436
  # Pan-International Industrial Corp....................   3,294,766    2,510,169
  # Paragon Technologies Co., Ltd........................   1,221,191    2,658,585
  # Pegatron Corp........................................  28,365,998   37,069,689
    Phihong Technology Co., Ltd..........................   3,015,320    1,923,296
    Pixart Imaging, Inc..................................      87,000      145,855
    Plotech Co., Ltd.....................................     760,282      281,069
    Portwell, Inc........................................     669,000      682,955
  * Potrans Electrical Corp..............................   1,139,000           --
    Pou Chen Corp........................................  27,953,550   38,641,338
  * Power Quotient International Co., Ltd................     107,000       53,439
  * Powercom Co., Ltd....................................   1,347,500      231,636
  # Powertech Industrial Co., Ltd........................     271,000      202,394
  # Powertech Technology, Inc............................  11,882,000   16,396,258

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
    President Securities Corp............................  12,690,992 $ 7,343,890
    Prime Electronics Satellitics, Inc...................     375,000     283,604
  # Prince Housing & Development Corp....................   2,693,782   1,416,287
  * Prodisc Technology, Inc..............................   6,185,157          --
    Promate Electronic Co., Ltd..........................     811,000     910,478
  * Qisda Corp...........................................  27,785,171   7,413,361
    Qualipoly Chemical Corp..............................      40,000      35,457
    Quanta Storage, Inc..................................   2,413,000   3,009,309
  * Quintain Steel Co., Ltd..............................   5,893,629   1,377,532
  # Radium Life Tech Co., Ltd............................   7,467,290   5,694,866
  # Ralec Electronic Corp................................     477,087     833,123
    Rechi Precision Co., Ltd.............................           1           1
    Rich Development Co., Ltd............................   2,492,054   1,075,441
 #* Ritek Corp...........................................  53,401,622   9,057,053
  * Sainfoin Technology Corp.............................     835,498          --
    Sampo Corp...........................................   9,863,925   3,766,641
    Sanyang Industry Co., Ltd............................   9,621,624  14,848,456
    SDI Corp.............................................     762,000   1,029,534
    Sesoda Corp..........................................     973,875   1,018,046
    Shan-Loong Transportation Co., Ltd...................      66,000      57,024
    Sheng Yu Steel Co., Ltd..............................   1,935,000   1,513,736
    ShenMao Technology, Inc..............................   1,255,000   1,558,043
    Shih Her Technologies, Inc...........................     373,000     728,662
    Shih Wei Navigation Co., Ltd.........................   2,432,718   1,667,726
    Shihlin Electric & Engineering Corp..................   4,426,000   5,532,812
  # Shin Kong Financial Holding Co., Ltd................. 139,399,755  46,685,103
    Shin Zu Shing Co., Ltd...............................     748,000   1,823,138
  # Shinkong Insurance Co., Ltd..........................   3,610,412   2,854,852
    Shinkong Synthetic Fibers Corp.......................  27,670,754   9,057,307
  # Shuttle, Inc.........................................   4,316,015   1,994,911
  # Sigurd Microelectronics Corp.........................   6,663,047   6,275,877
  * Silicon Integrated Systems Corp......................  10,317,165   3,040,294
  # Silitech Technology Corp.............................     457,000     564,482
    Sinbon Electronics Co., Ltd..........................   1,951,000   2,422,892
    Sincere Navigation Corp..............................   4,923,740   4,454,895
  # Singatron Enterprise Co., Ltd........................      63,000      29,556
  * Sinkang Industries Co., Ltd..........................     699,557     256,618
  * Sino-American Silicon Products, Inc..................   6,168,000  11,284,845
  # Sinon Corp...........................................   6,282,877   3,382,971
    SinoPac Financial Holdings Co., Ltd.................. 123,993,614  57,772,331
    Sirtec International Co., Ltd........................     181,000     347,778
    Sitronix Technology Corp.............................   1,476,000   2,532,954
  * Siward Crystal Technology Co., Ltd...................   2,301,875   1,185,606
    Solar Applied Materials Technology Co................     602,000     535,303
 #* Solartech Energy Corp................................   2,480,000   2,023,234
    Solomon Technology Corp..............................   1,334,671     618,227
 #* Solytech Enterprise Corp.............................   3,043,000   1,185,042
  # Southeast Cement Co., Ltd............................   3,539,700   1,962,999
    Spirox Corp..........................................     977,661     380,480
  # Stark Technology, Inc................................   2,259,200   2,355,746
    Sunonwealth Electric Machine Industry Co., Ltd.......     478,421     337,386
 #* Sunplus Technology Co., Ltd..........................   8,214,620   3,195,239
  # Sunrex Technology Corp...............................   1,158,000     463,244

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
    Super Dragon Technology Co., Ltd.....................     155,175 $   116,252
  # Supreme Electronics Co., Ltd.........................   3,705,277   1,839,643
    Sweeten Construction Co., Ltd........................   1,258,501     826,297
  # Sysage Technology Co., Ltd...........................     178,500     186,576
    Systex Corp..........................................     801,801   1,683,785
  # T-Mac Techvest PCB Co., Ltd..........................     660,000     448,131
    TA Chen Stainless Pipe...............................   8,424,281   3,899,583
  * Ta Chong Bank, Ltd...................................  28,713,769   9,997,803
    Ta Ya Electric Wire & Cable..........................   9,145,329   2,124,242
    TA-I Technology Co., Ltd.............................   1,750,233     930,750
  # Tah Hsin Industrial Co., Ltd.........................   1,700,000   1,628,512
    TAI Roun Products Co., Ltd...........................      63,000      20,772
  # Taichung Commercial Bank.............................  30,459,178  10,948,249
  # Tainan Enterprises Co., Ltd..........................   1,985,183   1,984,782
  # Tainan Spinning Co., Ltd.............................  17,901,938  12,017,767
    Taishin Financial Holding Co., Ltd................... 118,627,390  56,006,177
 #* Taisun Enterprise Co., Ltd...........................   3,464,410   1,491,642
 #* Taita Chemical Co., Ltd..............................   3,554,864   1,374,867
  * Taiwan Business Bank.................................  60,386,510  17,923,268
  # Taiwan Calsonic Co., Ltd.............................      48,000      46,470
    Taiwan Cement Corp...................................  45,081,440  65,810,527
    Taiwan Chinsan Electronic Industrial Co., Ltd........      54,000      93,463
    Taiwan Cogeneration Corp.............................   4,255,333   2,559,100
    Taiwan Cooperative Financial Holding.................  90,086,827  48,570,978
    Taiwan Fertilizer Co., Ltd...........................   1,772,000   3,695,254
    Taiwan Fire & Marine Insurance Co....................   1,197,000     974,827
  * Taiwan Flourescent Lamp Co., Ltd.....................     756,000          --
    Taiwan FU Hsing Industrial Co., Ltd..................   2,128,000   2,247,650
    Taiwan Glass Industry Corp...........................   9,558,710   9,344,717
  # Taiwan Hopax Chemicals Manufacturing Co., Ltd........   1,508,000     939,820
  * Taiwan Kolin Co., Ltd................................   5,797,000          --
 #* Taiwan Land Development Corp.........................  12,445,739   4,633,044
  * Taiwan Life Insurance Co., Ltd.......................     788,419     729,697
    Taiwan Mask Corp.....................................   3,154,250   1,022,817
    Taiwan Navigation Co., Ltd...........................   1,070,000     875,342
    Taiwan Paiho, Ltd....................................   2,231,549   2,310,814
  # Taiwan PCB Techvest Co., Ltd.........................   1,595,946   1,827,479
  # Taiwan Prosperity Chemical Corp......................     320,000     289,773
 #* Taiwan Pulp & Paper Corp.............................   7,065,660   2,946,986
  # Taiwan Sakura Corp...................................   2,890,472   1,837,108
    Taiwan Semiconductor Co., Ltd........................   2,741,000   2,657,312
  * Taiwan Styrene Monomer...............................   3,796,045   2,732,828
    Taiwan Surface Mounting Technology Co., Ltd..........   1,243,600   1,838,879
 #* Taiwan TEA Corp......................................  12,332,092  11,142,182
    Taiwan Union Technology Corp.........................   3,225,000   2,944,632
  # Taiyen Biotech Co., Ltd..............................   2,363,217   2,202,233
  * Tatung Co., Ltd......................................  37,255,342  10,666,101
    Teco Electric and Machinery Co., Ltd.................  32,704,725  35,521,086
  * Tecom Co., Ltd.......................................     703,753      72,307
 #* Tekcore Co., Ltd.....................................     399,000     206,383
    Test-Rite International Co., Ltd.....................     706,266     523,671
    Tex-Ray Industrial Co., Ltd..........................     273,000     125,374
    ThaiLin Semiconductor Corp...........................   1,139,000     811,053

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
  # Thinking Electronic Industrial Co., Ltd............   1,490,000 $ 2,005,907
    Ton Yi Industrial Corp.............................   8,952,600   8,831,290
    Tong Yang Industry Co., Ltd........................   5,716,228   7,734,910
    Tong-Tai Machine & Tool Co., Ltd...................   3,193,368   3,153,882
    Topco Scientific Co., Ltd..........................     705,480   1,320,435
  # Topoint Technology Co., Ltd........................   2,564,288   1,751,454
  # Transasia Airways Corp.............................     768,000     323,786
  # Tripod Technology Corp.............................   1,020,000   1,850,518
  # Tung Ho Steel Enterprise Corp......................  12,119,274  10,468,006
    Tung Ho Textile Co., Ltd...........................   2,542,000     798,624
    TXC Corp...........................................     247,000     284,577
  * TYC Brother Industrial Co., Ltd....................   2,525,723   1,333,072
 #* Tycoons Group Enterprise...........................   7,782,938   1,469,301
  * Tyntek Corp........................................   5,222,683   1,511,273
    TZE Shin International Co., Ltd....................   1,047,483     374,750
  * U-Tech Media Corp..................................   1,946,799     433,443
    Unic Technology Corp...............................      36,361      14,385
  # Unimicron Technology Corp..........................  24,718,363  18,862,153
 #* Union Bank Of Taiwan...............................  11,137,494   4,038,990
    Unitech Computer Co., Ltd..........................   1,308,739     660,540
  * Unitech Printed Circuit Board Corp.................  11,440,281   4,481,133
    United Integrated Services Co., Ltd................   1,576,000   2,013,457
  # United Microelectronics Corp....................... 218,090,681  89,243,117
    Unity Opto Technology Co., Ltd.....................     961,000   1,178,604
    Universal Cement Corp..............................   6,435,551   6,077,355
 #* Unizyx Holding Corp................................   6,190,000   3,785,641
    UPC Technology Corp................................  12,752,746   5,898,419
  # USI Corp...........................................   5,907,691   4,120,911
    Ve Wong Corp.......................................   1,594,806   1,289,051
 #* Wafer Works Corp...................................   3,880,000   2,072,348
  # Wah Hong Industrial Corp...........................     294,516     314,796
    Wah Lee Industrial Corp............................   1,891,000   2,959,342
  * Walsin Lihwa Corp..................................  59,959,412  18,630,303
  * Walsin Technology Corp.............................  10,131,230   2,850,160
 #* Walton Advanced Engineering, Inc...................   6,089,853   2,081,376
    Wan Hai Lines, Ltd.................................   9,533,000   4,635,410
    WAN HWA Enterprise Co..............................     675,550     332,019
    Waterland Financial Holdings Co., Ltd..............  30,493,739  10,018,871
    Ways Technical Corp., Ltd..........................     459,000     686,767
  * WEI Chih Steel Industrial Co., Ltd.................   1,880,898     282,947
  * Wei Mon Industry Co., Ltd..........................   7,231,691   2,425,512
  # Weikeng Industrial Co., Ltd........................   1,617,550   1,258,888
  # Well Shin Technology Co., Ltd......................     987,080   1,572,881
    Weltrend Semiconductor.............................     991,100     895,890
    Wha Yu Industrial Co., Ltd.........................     450,000     287,225
  # Win Semiconductors Corp............................   2,744,000   2,427,379
 #* Winbond Electronics Corp...........................  53,714,885  12,946,863
 #* Wintek Corp........................................  44,959,507  14,955,095
  # Wisdom Marine Lines Co., Ltd.......................     587,350     666,461
  # Wistron Corp.......................................  34,969,332  28,839,641
    WPG Holdings, Ltd..................................     515,092     597,543
  # WT Microelectronics Co., Ltd.......................   3,532,096   4,296,606
    WUS Printed Circuit Co., Ltd.......................   6,267,928   2,931,359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES       VALUE++
                                                         ----------- --------------
TAIWAN -- (Continued)
  # Yageo Corp..........................................  24,297,788 $   10,003,675
  * Yang Ming Marine Transport Corp.....................  25,396,676     11,036,556
    YC INOX Co., Ltd....................................   4,679,667      3,399,880
  # Yem Chio Co., Ltd...................................   4,696,764      3,513,319
  # YFY, Inc............................................  19,060,847      9,138,998
 #* Yi Jinn Industrial Co., Ltd.........................   3,816,796        976,467
  * Yieh Phui Enterprise Co., Ltd.......................  16,798,235      5,397,520
  # Young Fast Optoelectronics Co., Ltd.................   2,546,000      2,540,634
    Youngtek Electronics Corp...........................      99,000        209,143
    Yuanta Financial Holding Co., Ltd................... 153,914,654     85,458,796
  # Yulon Motor Co., Ltd................................  13,942,572     23,910,889
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.....     359,687        896,256
  # Zenitron Corp.......................................   3,202,000      2,059,262
 #* Zig Sheng Industrial Co., Ltd.......................   8,536,352      2,829,336
    Zinwell Corp........................................   1,931,000      2,423,609
                                                                     --------------
TOTAL TAIWAN............................................              2,855,558,106
                                                                     --------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL...................................     681,760        313,928
    AJ Plast PCL........................................   2,076,900        556,818
    AP Thailand PCL.....................................  24,330,200      3,198,821
    Asia Plus Securities PCL............................  10,463,900      1,058,753
    Bangchak Petroleum PCL..............................  10,134,500      8,212,598
    Bangkok Bank PCL(6077019)...........................   5,535,000     28,756,513
    Bangkok Bank PCL(6368360)...........................  10,971,000     56,998,682
    Bangkok Expressway PCL..............................   5,564,000      5,393,759
    Bangkok Insurance PCL...............................     152,020      1,726,977
    Bangkokland PCL..................................... 127,978,803      5,544,068
    Banpu PCL...........................................  19,857,900     15,941,665
    CalComp Electronics Thailand PCL....................  25,618,400      2,204,067
    Charoong Thai Wire & Cable PCL......................   1,255,800        330,974
    Delta Electronics Thailand PCL......................   4,146,400      6,657,352
    Eastern Water Resources Development and Management
      PCL...............................................   6,292,200      2,287,380
    Esso Thailand PCL...................................  23,848,000      4,045,707
  * G J Steel PCL....................................... 537,140,250        813,602
  * G Steel PCL (Foreign)...............................  79,804,200        193,406
  * Golden Land Property Development PCL................     477,800         86,123
    Hana Microelectronics PCL...........................   5,098,400      3,830,364
    ICC International PCL...............................   2,682,700      3,088,234
    IRPC PCL............................................ 147,409,400     13,932,667
    Kang Yong Electric PCL..............................       3,400         25,338
    KGI Securities Thailand PCL.........................  19,582,200      1,720,339
    Kiatnakin Bank PCL..................................   5,785,100      6,528,172
    Krung Thai Bank PCL.................................  93,735,200     47,421,322
    Laguna Resorts & Hotels PCL.........................   1,342,400      1,012,595
    Lanna Resources PCL.................................     114,300         38,435
    LH Financial Group PCL..............................  15,909,050        587,975
    MBK PCL.............................................     863,200      3,386,380
  * Nation Multimedia Group PCL.........................   3,462,900        116,444
  * Padaeng Industry PCL................................   1,412,500        389,390
    Polyplex Thailand PCL...............................   5,498,800      1,465,902
    Precious Shipping PCL...............................   6,442,200      3,903,181
    Property Perfect PCL................................  47,707,300      1,300,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)
    PTT Global Chemical PCL............................  32,653,941 $ 70,481,469
    PTT PCL............................................  13,599,700  113,708,488
    Quality Houses PCL.................................  43,019,941    3,336,293
  * Regional Container Lines PCL.......................   5,665,000    1,003,946
    Saha Pathana Inter-Holding PCL.....................   2,906,200    1,963,292
    Saha Pathanapibul PCL..............................   1,594,833    2,047,290
    Saha-Union PCL.....................................   2,976,400    3,155,832
  * Sahaviriya Steel Industries PCL.................... 149,229,740    1,401,430
    Sansiri PCL........................................  48,273,100    2,646,904
    SC Asset Corp PCL..................................  24,913,125    2,249,049
    Siam Future Development PCL........................   3,473,887      568,282
    Siamgas & Petrochemicals PCL.......................     495,200      232,523
    Somboon Advance Technology PCL.....................     380,800      177,653
    Sri Ayudhya Capital PCL............................     233,300      157,253
    Sri Trang Agro-Industry PCL........................   9,198,000    3,427,307
    Srithai Superware PCL..............................     552,000      265,883
  * Tata Steel Thailand PCL............................  39,336,300      857,987
    Thai Airways International PCL.....................  16,383,411    6,998,064
    Thai Carbon Black PCL..............................     441,000      291,239
    Thai Oil PCL.......................................  15,085,800   24,107,118
    Thai Rayon PCL.....................................     165,000      143,706
    Thai Stanley Electric PCL(B01GKK6).................     174,600    1,131,912
    Thai Stanley Electric PCL(B01GKM8).................      43,100      279,412
    Thai Wacoal PCL....................................      93,300      133,548
    Thanachart Capital PCL.............................  11,084,300   10,409,370
    Thitikorn PCL......................................      97,700       26,637
  * Thoresen Thai Agencies PCL.........................   8,166,900    4,304,879
    Tisco Financial Group PCL..........................   1,693,700    1,898,422
    TMB Bank PCL....................................... 157,829,800   10,901,301
    Total Access Communication PCL.....................   5,393,680   15,645,103
    TPI Polene PCL.....................................  14,898,724    4,739,067
  * Tycoons Worldwide Group Thailand PCL...............   1,243,300      106,967
    Vanachai Group PCL.................................   8,446,600      716,464
    Vinythai PCL.......................................   6,598,217    2,138,774
                                                                    ------------
TOTAL THAILAND.........................................              524,721,509
                                                                    ------------
TURKEY -- (2.0%)
    Adana Cimento Sanayii TAS Class A..................   1,051,911    1,573,578
 #* Adese Alisveris Merkezleri Ticaret A.S.............      50,874      351,253
  # Akbank TAS.........................................   8,905,144   22,781,258
 #* Akenerji Elektrik Uretim A.S.......................   3,586,919    1,588,310
  # Akfen Holding A.S..................................     967,535    1,756,620
    Aksa Akrilik Kimya Sanayii.........................   1,735,088    5,751,645
    Aksigorta A.S......................................   1,132,080    1,475,008
    Alarko Holding A.S.................................   1,420,823    2,932,680
  * Albaraka Turk Katilim Bankasi A.S..................   3,392,871    2,151,808
  * Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................      51,688    1,097,651
  * Anadolu Anonim Tuerk Sigorta Sirketi...............   4,326,842    2,626,334
  # Anadolu Cam Sanayii A.S............................   2,447,174    1,841,877
 #* Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......      50,102      356,241
 #* Asya Katilim Bankasi A.S...........................  10,427,239    4,993,548
  # Aygaz A.S..........................................   1,020,159    3,441,721
  * Baticim Bati Anadolu Cimento Sanayii A.S...........     311,807      779,054

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- -----------
TURKEY -- (Continued)
    Bolu Cimento Sanayii A.S..............................    967,049 $   969,938
  # Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    861,833   1,858,148
    Cimsa Cimento Sanayi VE Tica..........................    576,229   2,927,561
 #* Deva Holding A.S......................................  1,233,392     917,250
    Dogan Gazetecilik A.S.................................          1           1
 #* Dogan Sirketler Grubu Holding A.S..................... 16,350,353   5,070,533
  * Dogan Yayin Holding A.S...............................  1,034,173     238,180
    Dogus Otomotiv Servis ve Ticaret A.S..................      2,532       7,274
  # Eczacibasi Yatirim Holding Ortakligi A.S..............    855,876   1,868,909
    EGE Seramik Sanayi ve Ticaret A.S.....................  1,418,706   1,539,703
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...............................  3,954,537   3,730,833
  # Eregli Demir ve Celik Fabrikalari TAS................. 24,473,976  29,421,148
    Gentas Genel Metal Sanayi ve Ticaret A.S..............    840,440     439,027
    Global Yatirim Holding A.S............................  4,381,715   2,430,737
  # Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...     45,038     902,447
 #* GSD Holding...........................................  4,585,286   1,789,608
  * Gunes Sigorta.........................................    424,619     329,189
  * Hurriyet Gazetecilik A.S..............................  3,447,484     856,729
 #* Ihlas EV Aletleri.....................................  2,765,346     441,447
 #* Ihlas Holding A.S..................................... 14,952,395   2,385,220
 #* Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............  1,746,604   1,760,906
  * Is Finansal Kiralama A.S..............................  2,908,338   1,172,121
    Is Yatirim Menkul Degerler A.S. Class A...............    450,584     231,634
  * Isiklar Yatirim Holding A.S...........................    244,503      48,682
 #* Izmir Demir Celik Sanayi A.S..........................    451,646     400,143
  * Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A.............................................  4,207,672   3,598,890
  * Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.............................................  2,179,441   3,848,965
 #* Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................. 13,524,360   5,814,153
 #* Karsan Otomotiv Sanayii Ve Ticaret A.S................  1,793,098     677,924
  # KOC Holding A.S....................................... 12,046,986  40,941,443
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S......................................    137,316     177,798
  * Koza Anadolu Metal Madencilik Isletmeleri A.S.........  1,412,866   1,371,449
  * Menderes Tekstil Sanayi ve Ticaret A.S................  2,972,667     527,451
  * Metro Ticari ve Mali Yatirimlar Holding A.S...........  4,492,951   1,214,571
    Mutlu Aku ve Malzemeleri Sanayi AS....................    158,475     619,081
  * Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS......         --           1
 #* Net Turizm Ticaret ve Sanayi SA.......................  3,429,929   1,370,909
  * Petkim Petrokimya Holding A.S.........................  1,253,013   1,405,849
    Pinar Entegre Et ve Un Sanayi A.S.....................    343,247   1,227,171
    Pinar SUT Mamulleri Sanayii A.S.......................    171,772   1,334,342
  * Polyester Sanayi A.S..................................  2,315,248   1,086,542
  * Raks Elektronik Sanayi ve Ticaret A.S.................      5,859          --
  * Sabah Yayincilik......................................     31,938          --
  # Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....  1,335,250   1,732,700
  * Sekerbank TAS.........................................  6,919,207   6,208,667
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  2,308,839   1,842,677
    Soda Sanayii A.S......................................  1,993,076   2,461,770
  * Tat Gida Sanayi AS....................................    231,395     240,994
  # Tekfen Holding A.S....................................  1,896,452   3,971,770
 #* Tekstil Bankasi A.S...................................  1,683,023     762,236
  # Trakya Cam Sanayi A.S.................................  4,664,827   4,320,986
  # Turcas Petrol A.S.....................................  1,122,860   1,139,258
    Turk Hava Yollari.....................................  8,968,974  26,813,868

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES       VALUE++
                                                           ---------- ---------------
TURKEY -- (Continued)
  # Turkiye Is Bankasi.................................... 36,884,191 $    66,306,618
  # Turkiye Sinai Kalkinma Bankasi A.S....................  7,436,484       5,610,707
  # Turkiye Sise ve Cam Fabrikalari A.S...................  9,048,361      10,021,722
  # Turkiye Vakiflar Bankasi Tao.......................... 13,789,100      21,133,434
    Ulker Biskuvi Sanayi A.S..............................    317,900       1,957,659
  * Vestel Beyaz Esya Sanayi ve Ticaret A.S...............  1,067,440       1,450,587
 #* Vestel Elektronik Sanayi ve Ticaret A.S...............  2,059,212       1,278,544
  # Yapi ve Kredi Bankasi A.S............................. 19,672,995      27,784,760
 #* Zorlu Enerji Elektrik Uretim A.S......................  2,638,137       1,110,797
                                                                      ---------------
TOTAL TURKEY..............................................                368,602,247
                                                                      ---------------
TOTAL COMMON STOCKS.......................................             17,086,573,981
                                                                      ---------------
PREFERRED STOCKS -- (2.1%)

BRAZIL -- (2.0%)
    Banco ABC Brasil SA...................................  1,072,537       5,282,756
    Banco Alfa de Investimento SA.........................     60,126         137,954
    Banco Daycoval SA.....................................    633,348       2,074,392
    Banco do Estado do Rio Grande do Sul SA Class B.......    764,321       3,329,628
    Banco Industrial e Comercial SA.......................  1,675,900       5,003,104
  * Banco Panamericano SA.................................    966,948       1,572,044
    Banco Pine SA.........................................    408,030       1,359,039
    Banco Sofisa SA.......................................    637,600         761,952
  * Braskem SA Class A....................................  1,471,933      11,301,699
    Cia Ferro Ligas da Bahia - Ferbasa....................    920,734       4,837,032
    Eucatex SA Industria e Comercio.......................    303,388         790,822
    Financeira Alfa SA Credito Financiamento e
      Investimentos.......................................     33,900          52,846
    Forjas Taurus SA......................................  1,144,290         919,889
    Gerdau SA.............................................  7,332,796      51,808,995
  * Inepar SA Industria e Construcoes.....................    744,711         228,640
    Klabin SA.............................................  3,221,149      16,433,766
    Parana Banco SA.......................................    120,800         548,980
    Petroleo Brasileiro SA................................ 24,046,904     145,360,672
    Suzano Papel e Celulose SA Class A....................  7,428,709      29,254,516
    Unipar Carbocloro SA Class B..........................  9,258,736       1,841,476
  * Usinas Siderurgicas de Minas Gerais SA Class A........ 11,551,415      56,799,690
    Vale SA...............................................  3,276,524      40,532,988
    Whirlpool SA..........................................     34,800          58,607
                                                                      ---------------
TOTAL BRAZIL..............................................                380,291,487
                                                                      ---------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA...................................      7,851          83,342

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES         VALUE++
                                                          ------------ ---------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.................      797,728 $    12,346,250
                                                                       ---------------
TOTAL COLOMBIA...........................................                   12,429,592
                                                                       ---------------
TOTAL PREFERRED STOCKS...................................                  392,721,079
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
  * Marfrig Global Foods SA Rights 02/27/14..............        2,090               9
                                                                       ---------------
MALAYSIA -- (0.0%)
  * BIMB Holdings Bhd Warrants 12/04/23..................      454,345          96,395
  * Genting Bhd Warrants 12/18/18........................      647,244         564,755
  * Genting Plantations Bhd Warrants 06/17/19............       61,260          54,734
  * Malaysian Resources Corp. Bhd Warrants 09/16/18......    1,923,744         129,342
  * Symphony Life Bhd Warrants 11/11/20..................      397,478          35,038
                                                                       ---------------
TOTAL MALAYSIA...........................................                      880,264
                                                                       ---------------
POLAND -- (0.0%)
  * Polimex-Mostostal SA Rights 12/31/12.................   10,512,907              --
                                                                       ---------------
THAILAND -- (0.0%)
  * G J Steel PCL Rights 02/07/20........................    6,446,017          21,480
                                                                       ---------------
TOTAL RIGHTS/WARRANTS....................................                      901,753
                                                                       ---------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)         VALUE+
                                                          ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
 (S)@ DFA Short Term Investment Fund.....................  105,877,269   1,225,000,000
    @ Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.01%, 02/03/14 (Collateralized by
        $5,101,000 U.S. Treasury Note 0.125%, 12/31/14,
        valued at $5,101,598.87) to be repurchased at
        $5,000,003....................................... $      5,000       5,000,000
    @ Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $5,736,355 GNMA 3.50%, 09/20/42, valued at
        $5,155,980) to be repurchased at $5,054,890......        5,055       5,054,882
                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL......................                1,235,054,882
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,251,802,797)^^...              $18,715,251,695
                                                                       ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
    Brazil............... $  797,963,735 $   486,494,243   --    $ 1,284,457,978
    Chile................     81,574,667     161,302,641   --        242,877,308
    China................    214,093,780   2,399,218,823   --      2,613,312,603
    Colombia.............     16,429,634              --   --         16,429,634
    Czech Republic.......             --      29,088,886   --         29,088,886
    Greece...............             --      14,563,029   --         14,563,029
    Hungary..............             --      86,897,557   --         86,897,557
    India................    128,316,291   1,054,839,309   --      1,183,155,600
    Indonesia............      5,926,538     422,233,382   --        428,159,920
    Israel...............             --         253,680   --            253,680
    Malaysia.............             --     703,613,831   --        703,613,831
    Mexico...............  1,300,484,156       1,175,407   --      1,301,659,563
    Philippines..........        998,550     185,204,343   --        186,202,893
    Poland...............             --     304,857,126   --        304,857,126
    Russia...............        885,288     904,473,363   --        905,358,651
    South Africa.........    153,237,784   1,093,259,995   --      1,246,497,779
    South Korea..........    334,040,053   2,456,266,028   --      2,790,306,081
    Taiwan...............     25,784,428   2,829,773,678   --      2,855,558,106
    Thailand.............    524,528,103         193,406   --        524,721,509
    Turkey...............             --     368,602,247   --        368,602,247
Preferred Stocks
    Brazil...............        919,889     379,371,598   --        380,291,487
    Colombia.............     12,429,592              --   --         12,429,592
Rights/Warrants
    Brazil...............             --               9   --                  9
    Malaysia.............             --         880,264   --            880,264
    Poland...............             --              --   --                 --
    Thailand.............             --          21,480   --             21,480
Securities Lending
  Collateral.............             --   1,235,054,882   --      1,235,054,882
                          -------------- ---------------   --    ---------------
TOTAL.................... $3,597,612,488 $15,117,639,207   --    $18,715,251,695
                          ============== ===============   ==    ===============

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was $20,369,655,095, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value
     Fund

Date: March 26, 2014

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value
     Fund

Date: March 26, 2014